JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT

E

Annual Report

To

Contract Owners

December 31, 2025

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and Contract Owners of Jefferson National Life Annuity Account E:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Jefferson National Life Annuity Account E (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Jefferson National Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Jefferson National Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)1

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II (PIHYB2)1

Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)1

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)1

Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)1

Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)1

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period February 28, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period November 14, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

(1) See Note 1 to the financial statements for the former name of the subaccount.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
ALVGIA	9,428	$273,447	$299,255	$1	$299,256	$-	$299,256	$299,256	$-	$299,256
AASCO	57,462	1,343,486	1,071,101	-	1,071,101	1	1,071,100	1,071,100	-	1,071,100
ALCAI2	111,692	9,984,154	14,391,546	1	14,391,547	-	14,391,547	14,391,547	-	14,391,547
ALCGI2	59,669	4,383,411	6,156,055	4	6,156,059	-	6,156,059	6,156,059	-	6,156,059
ALMGI2	99,315	2,234,528	2,365,673	-	2,365,673	2	2,365,671	2,365,671	-	2,365,671
SVDF	70,383	1,814,702	1,779,992	-	1,779,992	1	1,779,991	1,779,991	-	1,779,991
SVOF	86,637	2,150,617	2,226,580	-	2,226,580	3	2,226,577	2,226,577	-	2,226,577
DSIF	207,702	12,274,992	18,101,219	-	18,101,219	2	18,101,217	18,101,217	-	18,101,217
DSRG	168	6,994	9,824	1	9,825	-	9,825	9,825	-	9,825
DVSCS	4,027	75,986	72,517	2	72,519	-	72,519	72,519	-	72,519
CLVGT2	70,105	1,564,743	2,381,474	-	2,381,474	-	2,381,474	2,381,474	-	2,381,474
FHIB	53,520	316,390	309,344	-	309,344	-	309,344	309,344	-	309,344
FVK2S	9,283	161,858	160,973	-	160,973	1	160,972	160,972	-	160,972
FVU2	23,875	227,744	248,297	-	248,297	3	248,294	248,294	-	248,294
GVRUGM	234,745	234,746	234,745	-	234,745	2	234,743	234,743	-	234,743
RAF	21	3,597	2,174	-	2,174	-	2,174	2,174	-	2,174
RBF	3,929	350,158	364,071	-	364,071	4	364,067	364,067	-	364,067
RBKF	457	44,200	65,370	-	65,370	2	65,368	65,368	-	65,368
RBMF	686	61,984	80,962	1	80,963	-	80,963	80,963	-	80,963
RCPF	564	39,601	34,676	1	34,677	-	34,677	34,677	-	34,677
RELF	401	75,397	85,921	1	85,922	-	85,922	85,922	-	85,922
RENF	608	137,162	153,684	-	153,684	3	153,681	153,681	-	153,681
RESF	107	29,524	32,801	-	32,801	7	32,794	32,794	-	32,794
RFSF	285	28,586	35,463	-	35,463	2	35,461	35,461	-	35,461
RHCF	1,707	133,952	136,299	-	136,299	4	136,295	136,295	-	136,295
RINF	236	21,923	26,256	5	26,261	-	26,261	26,261	-	26,261
RJNF	180	24,953	19,667	-	19,667	-	19,667	19,667	-	19,667
RLCE	347	37,487	55,509	-	55,509	1	55,508	55,508	-	55,508
RLCJ	94	7,132	10,387	-	10,387	-	10,387	10,387	-	10,387
RLF	10	1,030	1,417	-	1,417	2	1,415	1,415	-	1,415
RMED	1,548	306,266	381,876	4	381,880	-	381,880	381,880	-	381,880
RMEK	2,359	174,026	199,513	-	199,513	4	199,509	199,509	-	199,509
RNF	6,542	701,980	1,683,398	-	1,683,398	6	1,683,392	1,683,392	-	1,683,392
ROF	29,089	1,908,489	2,813,748	-	2,813,748	-	2,813,748	2,813,748	-	2,813,748
RPMF	4,487	218,712	435,505	5	435,510	-	435,510	435,510	-	435,510
RREF	777	31,316	29,660	-	29,660	3	29,657	29,657	-	29,657
RRF	358	34,067	50,586	-	50,586	-	50,586	50,586	-	50,586

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
RTEC	909	159,182	221,017	1	221,018	-	221,018	221,018	-	221,018
RTEL	234	14,025	19,484	1	19,485	-	19,485	19,485	-	19,485
RTF	1,245	451,051	753,543	1	753,544	-	753,544	753,544	-	753,544
RTRF	205	18,609	20,637	1	20,638	-	20,638	20,638	-	20,638
RUF	76	7,279	6,997	-	6,997	1	6,996	6,996	-	6,996
RUGB	393	96,424	70,162	1	70,163	-	70,163	70,163	-	70,163
RUTL	4,311	146,850	186,298	3	186,301	-	186,301	186,301	-	186,301
RVARS	35	809	823	1	824	-	824	824	-	824
RVCMD	165	16,602	14,785	3	14,788	-	14,788	14,788	-	14,788
RVF	27,309	3,408,790	6,107,742	-	6,107,742	5	6,107,737	6,107,737	-	6,107,737
RVIDD	46	6,841	5,234	-	5,234	2	5,232	5,232	-	5,232
RVIMC	1	326	85	-	85	2	83	83	-	83
RVISC	1	179	130	-	130	1	129	129	-	129
RVLCG	11,390	588,929	635,576	2	635,578	-	635,578	635,578	-	635,578
RVLCV	4,104	231,862	270,217	-	270,217	-	270,217	270,217	-	270,217
RVLDD	3,237	545,046	879,594	2	879,596	-	879,596	879,596	-	879,596
RVMCG	2,278	83,983	88,223	2	88,225	-	88,225	88,225	-	88,225
RVMCV	1,117	51,947	53,856	-	53,856	-	53,856	53,856	-	53,856
RVSCG	930	52,279	53,396	2	53,398	-	53,398	53,398	-	53,398
RVSCV	750	55,301	65,833	-	65,833	2	65,831	65,831	-	65,831
RVSDL	9	472	381	-	381	1	380	380	-	380
RVWDL	24	4,315	2,959	-	2,959	-	2,959	2,959	-	2,959
AVGI	12,638	378,888	455,363	-	455,363	-	455,363	455,363	-	455,363
AVHY1	53,510	265,882	253,636	-	253,636	1	253,635	253,635	-	253,635
IVDDI	3,039	77,623	82,732	-	82,732	1	82,731	82,731	-	82,731
IVGMMI	3,039,211	3,039,211	3,039,211	4	3,039,215	-	3,039,215	3,039,215	-	3,039,215
IVHS	3,175	88,897	94,904	-	94,904	2	94,902	94,902	-	94,902
IVMCC2	18,310	184,362	192,257	-	192,257	-	192,257	192,257	-	192,257
IVRE	13,804	218,607	195,458	-	195,458	-	195,458	195,458	-	195,458
IVT	10,697	190,050	274,810	1	274,811	-	274,811	274,811	-	274,811
JABIN	34,698	1,413,256	1,938,205	-	1,938,205	-	1,938,205	1,938,205	-	1,938,205
JAEI	120,563	8,530,904	10,076,617	-	10,076,617	2	10,076,615	10,076,615	-	10,076,615
JAFRIN	12,752	587,162	757,753	-	757,753	-	757,753	757,753	-	757,753

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
JAGRIN	111,516	5,201,787	8,884,492	-	8,884,492	1	8,884,491	8,884,491	-	8,884,491
JAIG	8,501	288,762	474,540	-	474,540	3	474,537	474,537	-	474,537
JARIN	252,133	9,382,272	16,363,411	-	16,363,411	1	16,363,410	16,363,410	-	16,363,410
JMCVIN	4,143	67,545	73,618	-	73,618	-	73,618	73,618	-	73,618
LZREMS	4,714	103,781	140,852	-	140,852	-	140,852	140,852	-	140,852
LZRIES	341	3,329	3,996	1	3,997	-	3,997	3,997	-	3,997
LZRUSM	63,862	909,800	827,011	1	827,012	-	827,012	827,012	-	827,012
LPVCAI	3,017	50,860	42,392	-	42,392	1	42,391	42,391	-	42,391
LPVCII	7,352	157,774	148,880	-	148,880	1	148,879	148,879	-	148,879
LVCLGI	3,624	129,660	174,294	-	174,294	1	174,293	174,293	-	174,293
SBVHY	622	4,368	3,856	-	3,856	1	3,855	3,855	-	3,855
LACB2	55,335	435,856	500,503	-	500,503	3	500,500	500,500	-	500,500
LACDV2	20,999	170,977	203,275	-	203,275	1	203,274	203,274	-	203,274
LACI2	16,901	181,936	206,957	2	206,959	-	206,959	206,959	-	206,959
LACIPS	7,575	69,421	68,451	-	68,451	2	68,449	68,449	-	68,449
LACLV2	84	1,533	1,674	2	1,676	-	1,676	1,676	-	1,676
LACU2	3,938	103,022	124,028	1	124,029	-	124,029	124,029	-	124,029
LACV2	149,423	1,783,651	1,930,394	1	1,930,395	-	1,930,395	1,930,395	-	1,930,395
LOVCDG	25,726	424,902	510,405	-	510,405	1	510,404	510,404	-	510,404
LOVGI	65,323	2,361,669	2,740,948	-	2,740,948	1	2,740,947	2,699,323	41,624	2,740,947
GIG	7,775	115,898	120,206	-	120,206	-	120,206	120,206	-	120,206
GVEXD	12,850	144,113	171,030	-	171,030	-	171,030	171,030	-	171,030
NVAMVX	55,616	998,486	1,029,460	-	1,029,460	-	1,029,460	1,029,460	-	1,029,460
NVCBDY	1,161	11,023	10,765	-	10,765	-	10,765	10,765	-	10,765
NVOLG1	72,071	2,129,798	2,144,834	1	2,144,835	-	2,144,835	2,144,835	-	2,144,835
AMCG	9,878	272,734	286,370	-	286,370	-	286,370	286,370	-	286,370
AMRI	2,764	43,022	45,359	-	45,359	1	45,358	45,358	-	45,358
AMSRS	19,807	550,447	846,934	2	846,936	-	846,936	846,936	-	846,936
AMTB	25,132	258,192	243,029	-	243,029	2	243,027	243,027	-	243,027
NOVPDI	178,194	2,823,108	3,275,202	-	3,275,202	2	3,275,200	3,275,200	-	3,275,200
NOVPM	443,174	11,365,971	13,707,364	2	13,707,366	-	13,707,366	13,707,366	-	13,707,366
PMVAAA	19,622	196,561	187,975	-	187,975	2	187,973	187,973	-	187,973
PMVEBA	1,321	16,009	15,084	1	15,085	-	15,085	15,085	-	15,085

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
PMVFHA	3,451	35,199	34,649	-	34,649	1	34,648	34,648	-	34,648
PMVGBA	3,106	33,438	30,938	-	30,938	-	30,938	30,938	-	30,938
PMVHYA	14,515	100,890	107,559	-	107,559	1	107,558	107,558	-	107,558
PMVLDA	8,273	81,247	80,911	-	80,911	2	80,909	80,909	-	80,909
PMVLGA	7,392	74,710	55,295	-	55,295	4	55,291	55,291	-	55,291
PMVRRA	39,969	503,020	480,033	-	480,033	-	480,033	480,033	-	480,033
PMVRSA	3,185	24,750	20,034	-	20,034	-	20,034	20,034	-	20,034
PMVTRA	70,397	693,307	665,247	4	665,251	-	665,251	665,251	-	665,251
PVSTA	33,467	344,123	345,715	2	345,717	-	345,717	345,717	-	345,717
ROCMC	8,699	80,399	82,725	-	82,725	2	82,723	82,723	-	82,723
ROCSC	33,620	294,297	316,700	2	316,702	-	316,702	316,702	-	316,702
TAVV	35,623	622,953	891,996	1	891,997	-	891,997	891,997	-	891,997
VWBF	10,126	79,063	82,830	-	82,830	2	82,828	82,828	-	82,828
VWEM	33,173	379,615	392,434	-	392,434	-	392,434	392,434	-	392,434
VWHA	11,724	285,725	392,882	-	392,882	-	392,882	392,882	-	392,882
PIHYB2	3,351	30,533	28,687	-	28,687	1	28,686	28,686	-	28,686
PIVEI2	23,196	333,497	286,930	1	286,931	-	286,931	286,931	-	286,931
PIVF2	8,952	143,109	178,332	-	178,332	-	178,332	178,332	-	178,332
PIVMV2	3,290	40,313	36,820	-	36,820	1	36,819	36,819	-	36,819
PIVSI2	18,761	179,856	175,788	-	175,788	-	175,788	175,788	-	175,788

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ALVGIA	AASCO	ALCAI2	ALCGI2	ALMGI2	SVDF	SVOF	DSIF
Reinvested dividends	$3,181	-	-	-	-	-	1,136	177,032
Mortality and expense risk charges (note 2)	(4,519)	(13,204)	(167,561)	(74,759)	(29,269)	(24,483)	(29,421)	(218,696)

Net investment income (loss)	(1,338)	(13,204)	(167,561)	(74,759)	(29,269)	(24,483)	(28,285)	(41,664)

Realized gain (loss) on investments	906	(24,991)	727,300	370,368	8,032	(22,270)	(3,054)	837,881
Change in unrealized gain (loss) on investments	119	71,140	780,190	499,834	336,672	104,975	(87,264)	843,156

Net gain (loss) on investments	1,025	46,149	1,507,490	870,202	344,704	82,705	(90,318)	1,681,037

Reinvested capital gains	23,179	12,416	2,264,782	668,613	-	13,384	228,933	963,165

Net increase (decrease) in contract owners’ equity resulting from operations	$22,866	45,361	3,604,711	1,464,056	315,435	71,606	110,330	2,602,538

Investment Activity*:	DSRG	DVSCS	CLVGT2	FHIB	FVK2S	FVU2	GVRUGM	RAF
Reinvested dividends	$5,291	1,145	-	19,895	-	6,848	6,973	84
Mortality and expense risk charges (note 2)	(22,432)	(1,346)	(27,667)	(4,456)	(1,942)	(3,479)	(3,135)	(86)

Net investment income (loss)	(17,141)	(201)	(27,667)	15,439	(1,942)	3,369	3,838	(2)

Realized gain (loss) on investments	797,254	835	123,798	(7,261)	(396)	542	-	(5,326)
Change in unrealized gain (loss) on investments	(688,544)	(6,254)	282,054	13,569	217	5,162	-	(483)

Net gain (loss) on investments	108,710	(5,419)	405,852	6,308	(179)	5,704	-	(5,809)

Reinvested capital gains	169,072	8,719	219,962	-	16,952	4,178	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$260,641	3,099	598,147	21,747	14,831	13,251	3,838	(5,811)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RBF	RBKF	RBMF	RCPF	RELF	RENF	RESF	RFSF
Reinvested dividends	$-	371	1,089	667	-	3,842	35	194
Mortality and expense risk charges (note 2)	(4,399)	(784)	(1,140)	(578)	(1,229)	(2,764)	(561)	(561)

Net investment income (loss)	(4,399)	(413)	(51)	89	(1,229)	1,078	(526)	(367)

Realized gain (loss) on investments	(7,611)	1,410	1,352	(1,346)	8,491	3,686	(1,202)	2,795
Change in unrealized gain (loss) on investments	80,958	10,766	13,252	(4,639)	(6,716)	7,233	1,300	101

Net gain (loss) on investments	73,347	12,176	14,604	(5,985)	1,775	10,919	98	2,896

Reinvested capital gains	15,356	-	6,061	3,733	34,591	-	-	778

Net increase (decrease) in contract owners’ equity resulting from operations	$84,304	11,763	20,614	(2,163)	35,137	11,997	(428)	3,307

Investment Activity*:	RHCF	RINF	RJNF	RLCE	RLCJ	RLF	RMED	RMEK
Reinvested dividends	$-	-	1,387	769	722	-	1,839	3,538
Mortality and expense risk charges (note 2)	(2,215)	(916)	(292)	(806)	(282)	(17)	(5,207)	(2,713)

Net investment income (loss)	(2,215)	(916)	1,095	(37)	440	(17)	(3,368)	825

Realized gain (loss) on investments	(1,323)	8,553	(417)	2,775	(539)	17	5,519	(6,556)
Change in unrealized gain (loss) on investments	4,556	(5,426)	(600)	13,506	7,645	106	10,483	20,849

Net gain (loss) on investments	3,233	3,127	(1,017)	16,281	7,106	123	16,002	14,293

Reinvested capital gains	15,142	4,645	-	-	-	-	1,266	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,160	6,856	78	16,244	7,546	106	13,900	15,118

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RNF	ROF	RPMF	RREF	RRF	RTEC	RTEL	RTF
Reinvested dividends	$-	913	7,429	510	-	-	37	526
Mortality and expense risk charges (note 2)	(24,538)	(38,623)	(4,427)	(424)	(775)	(3,179)	(235)	(8,764)

Net investment income (loss)	(24,538)	(37,710)	3,002	86	(775)	(3,179)	(198)	(8,238)

Realized gain (loss) on investments	345,644	469,326	58,442	(450)	1,030	18,038	65	30,352
Change in unrealized gain (loss) on investments	(21,485)	(120,241)	224,091	976	2,850	11,712	4,569	91,525

Net gain (loss) on investments	324,159	349,085	282,533	526	3,880	29,750	4,634	121,877

Reinvested capital gains	-	166,061	-	-	892	20,441	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$299,621	477,436	285,535	612	3,997	47,012	4,436	113,639

Investment Activity*:	RTRF	RUF	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD
Reinvested dividends	$-	687	1,665	2,807	19	561	-	1,310
Mortality and expense risk charges (note 2)	(348)	(149)	(707)	(3,233)	(21)	(188)	(74,303)	(276)

Net investment income (loss)	(348)	538	958	(426)	(2)	373	(74,303)	1,034

Realized gain (loss) on investments	327	(6,582)	(7,713)	3,991	3	(238)	133,412	(15,629)
Change in unrealized gain (loss) on investments	2,016	(326)	6,008	23,761	(13)	355	900,637	5,544

Net gain (loss) on investments	2,343	(6,908)	(1,705)	27,752	(10)	117	1,034,049	(10,085)

Reinvested capital gains	-	-	-	-	-	-	369,889	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,995	(6,370)	(747)	27,326	(12)	490	1,329,635	(9,051)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RVIMC	RVISC	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVSCG
Reinvested dividends	$3	4	-	3,099	6,737	-	67	-
Mortality and expense risk charges (note 2)	(1)	(35)	(6,835)	(3,625)	(9,345)	(1,134)	(664)	(1,127)

Net investment income (loss)	2	(31)	(6,835)	(526)	(2,608)	(1,134)	(597)	(1,127)

Realized gain (loss) on investments	-	(2,848)	21,940	2,131	8,063	(1,035)	(465)	3,310
Change in unrealized gain (loss) on investments	(8)	(18)	(16,094)	21,139	118,704	922	(1,633)	2,780

Net gain (loss) on investments	(8)	(2,866)	5,846	23,270	126,767	(113)	(2,098)	6,090

Reinvested capital gains	-	-	49,049	12,145	-	4,669	5,495	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6)	(2,897)	48,060	34,889	124,159	3,422	2,800	4,963

Investment Activity*:	RVSCV	RVSDL	RVWDL	AVGI	AVHY1	IVDDI	IVGMMI	IVHS
Reinvested dividends	$-	25	123	2,792	12,306	1,761	149,248	-
Mortality and expense risk charges (note 2)	(870)	(5)	(36)	(5,475)	(3,149)	(1,628)	(56,389)	(1,372)

Net investment income (loss)	(870)	20	87	(2,683)	9,157	133	92,859	(1,372)

Realized gain (loss) on investments	351	(1)	(102)	463	(1,140)	2,105	-	1,328
Change in unrealized gain (loss) on investments	2,000	(89)	466	29,216	1,657	2,097	-	8,160

Net gain (loss) on investments	2,351	(90)	364	29,679	517	4,202	-	9,488

Reinvested capital gains	2,001	-	-	32,146	-	8,418	-	3,693

Net increase (decrease) in contract owners’ equity resulting from operations	$3,482	(70)	451	59,142	9,674	12,753	92,859	11,809

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	IVMCC2	IVRE	IVT	JABIN	JAEI	JAFRIN	JAGRIN	JAIG
Reinvested dividends	$195	3,919	-	37,312	32,145	1,999	63,394	6,252
Mortality and expense risk charges (note 2)	(3,328)	(3,263)	(3,935)	(24,247)	(129,695)	(8,538)	(109,658)	(6,602)

Net investment income (loss)	(3,133)	656	(3,935)	13,065	(97,550)	(6,539)	(46,264)	(350)

Realized gain (loss) on investments	(2,633)	(2,108)	(5,032)	37,423	295,068	36,834	573,812	20,694
Change in unrealized gain (loss) on investments	(1,091)	14,519	21,701	119,554	(340,099)	(6,642)	259,583	83,555

Net gain (loss) on investments	(3,724)	12,411	16,669	156,977	(45,031)	30,192	833,395	104,249

Reinvested capital gains	18,707	-	28,840	59,810	762,228	77,941	734,733	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,850	13,067	41,574	229,852	619,647	101,594	1,521,864	103,899

Investment Activity*:	JARIN	JMCVIN	LZREMS	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI
Reinvested dividends	$19,349	1,092	3,399	2,248	-	-	3,126	-
Mortality and expense risk charges (note 2)	(198,509)	(887)	(1,731)	(955)	(11,620)	(661)	(2,122)	(2,623)

Net investment income (loss)	(179,160)	205	1,668	1,293	(11,620)	(661)	1,004	(2,623)

Realized gain (loss) on investments	905,988	996	2,791	14,096	(10,490)	(8,683)	(3,105)	1,526
Change in unrealized gain (loss) on investments	553,310	(3,711)	33,148	(1,176)	(74,609)	8,188	(3,248)	(393)

Net gain (loss) on investments	1,459,298	(2,715)	35,939	12,920	(85,099)	(495)	(6,353)	1,133

Reinvested capital gains	1,189,905	6,179	-	4,106	100,446	4,257	19,800	10,428

Net increase (decrease) in contract owners’ equity resulting from operations	$2,470,043	3,669	37,607	18,319	3,727	3,101	14,451	8,938

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	SBVHY	LACB2	LACDV2	LACI2	LACIPS	LACLV2	LACU2	LACV2
Reinvested dividends	$256	9,034	3,515	2,586	4,974	24	-	29,987
Mortality and expense risk charges (note 2)	(86)	(6,805)	(12,008)	(2,990)	(983)	(20)	(1,566)	(26,183)

Net investment income (loss)	170	2,229	(8,493)	(404)	3,991	4	(1,566)	3,804

Realized gain (loss) on investments	(76)	3,701	146,157	3,302	59	11	451	18,090
Change in unrealized gain (loss) on investments	186	32,705	(24,758)	26,172	(892)	90	3,956	87,470

Net gain (loss) on investments	110	36,406	121,399	29,474	(833)	101	4,407	105,560

Reinvested capital gains	-	-	-	-	-	110	9,868	145,600

Net increase (decrease) in contract owners’ equity resulting from operations	$280	38,635	112,906	29,070	3,158	215	12,709	254,964

Investment Activity*:	LOVCDG	LOVGI	GIG	GVEXD	NVAMVX	NVCBDY	NVOLG1	AMCG
Reinvested dividends	$3,114	14,689	237	1,486	8,362	330	17,152	-
Mortality and expense risk charges (note 2)	(7,528)	(33,460)	(189)	(1,606)	(1,641)	(34)	(3,500)	(4,238)

Net investment income (loss)	(4,414)	(18,771)	48	(120)	6,721	296	13,652	(4,238)

Realized gain (loss) on investments	13,310	45,059	5	239	218	(6)	357	2,922
Change in unrealized gain (loss) on investments	19,723	77,460	4,307	24,046	30,975	(258)	15,037	(25,388)

Net gain (loss) on investments	33,033	122,519	4,312	24,285	31,193	(264)	15,394	(22,466)

Reinvested capital gains	41,181	272,800	-	208	-	-	-	37,505

Net increase (decrease) in contract owners’ equity resulting from operations	$69,800	376,548	4,360	24,373	37,914	32	29,046	10,801

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	AMRI	AMSRS	AMTB	NOVPDI	NOVPM	PMVAAA	PMVEBA	PMVFHA
Reinvested dividends	$210	-	13,271	39,270	-	8,933	979	302
Mortality and expense risk charges (note 2)	(635)	(11,450)	(4,067)	(40,063)	(162,919)	(2,452)	(177)	(114)

Net investment income (loss)	(425)	(11,450)	9,204	(793)	(162,919)	6,481	802	188

Realized gain (loss) on investments	(3,677)	28,372	(3,034)	(47,177)	256,967	(6,312)	(664)	(11)
Change in unrealized gain (loss) on investments	4,355	28,249	3,639	508,525	205,273	23,146	1,643	(143)

Net gain (loss) on investments	678	56,621	605	461,348	462,240	16,834	979	(154)

Reinvested capital gains	4,932	48,771	-	-	2,274,878	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,185	93,942	9,809	460,555	2,574,199	23,315	1,781	34

Investment Activity*:	PMVGBA	PMVHYA	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVSTA
Reinvested dividends	$1,296	6,756	2,926	2,025	16,718	562	26,849	16,469
Mortality and expense risk charges (note 2)	(366)	(1,405)	(1,229)	(780)	(7,481)	(242)	(9,660)	(5,702)

Net investment income (loss)	930	5,351	1,697	1,245	9,237	320	17,189	10,767

Realized gain (loss) on investments	(3,213)	787	(95)	(8,234)	(3,728)	(1,263)	(11,889)	1,258
Change in unrealized gain (loss) on investments	5,220	1,728	1,133	9,462	25,372	4,047	40,022	(887)

Net gain (loss) on investments	2,007	2,515	1,038	1,228	21,644	2,784	28,133	371

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,937	7,866	2,735	2,473	30,881	3,104	45,322	11,138

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$		$		$		$		$		$		$		$
Investment Activity*:	ROCMC		ROCSC		TAVV		VWBF		VWEM		VWHA		PIHYB2		PIVEI2
Reinvested dividends		$-		5,604		17,821		4,195		2,556		8,485		1,768		5,550
Mortality and expense risk charges (note 2)		(1,167)		(4,399)		(10,865)		(1,127)		(5,179)		(4,826)		(451)		(3,991)

Net investment income (loss)		(1,167)		1,205		6,956		3,068		(2,623)		3,659		1,317		1,559

Realized gain (loss) on investments		(853)		7,146		22,142		(86)		(3,925)		10,096		(317)		(10,411)
Change in unrealized gain (loss) on investments		(1,409)		(7,349)		140,981		9,338		94,983		88,690		882		(6,456)

Net gain (loss) on investments		(2,262)		(203)		163,123		9,252		91,058		98,786		565		(16,867)

Reinvested capital gains		12,327		21,534		57,852		-		-		-		-		39,467

Net increase (decrease) in contract owners’ equity resulting from operations		$8,898		22,536		227,931		12,320		88,435		102,445		1,882		24,159

	$		$		$
Investment Activity*:	PIVF2		PIVMV2		PIVSI2
Reinvested dividends		$356		630		7,369
Mortality and expense risk charges (note 2)		(2,551)		(497)		(2,313)

Net investment income (loss)		(2,195)		133		5,056

Realized gain (loss) on investments		1,397		(256)		(4,571)
Change in unrealized gain (loss) on investments		11,107		442		14,155

Net gain (loss) on investments		12,504		186		9,584

Reinvested capital gains		21,270		2,805		-

Net increase (decrease) in contract owners’ equity resulting from operations		$31,579		3,124		14,640

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVGIA				AASCO				ALCAI2				ALCGI2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(1,338)		(559)		(13,204)		(11,444)		(167,561)		(140,472)		(74,759)		(62,993)
Realized gain (loss) on investments		906		5,168		(24,991)		(22,586)		727,300		379,538		370,368		113,462
Change in unrealized gain (loss) on investments		119		14,911		71,140		116,378		780,190		3,812,669		499,834		1,590,137
Reinvested capital gains		23,179		9,348		12,416		-		2,264,782		-		668,613		-

Net increase (decrease) in contract owners’ equity resulting from operations		22,866		28,868		45,361		82,348		3,604,711		4,051,735		1,464,056		1,640,606

Equity transactions:
Purchase payments received from contract owners (note 4)		(1)		(1)		3,140		3,969		19,281		42,462		11,112		15,196
Transfers between subaccounts, net		32,030		9,039		(3,390)		(1,667)		(70,974)		(340,457)		(114,307)		(67,075)
Redemptions (notes 2, 3, and 4)		(24,359)		(59,723)		(123,342)		(130,513)		(1,281,297)		(917,246)		(593,799)		(339,380)
Adjustments to maintain reserves		(1)		(215)		2		(1,603)		6		(15,262)		5		(6,397)

Net equity transactions		7,669		(50,900)		(123,590)		(129,814)		(1,332,984)		(1,230,503)		(696,989)		(397,656)

Net change in contract owners’ equity		30,535		(22,032)		(78,229)		(47,466)		2,271,727		2,821,232		767,067		1,242,950
Contract owners’ equity at beginning of period		268,721		290,753		1,149,329		1,196,795		12,119,820		9,298,588		5,388,992		4,146,042

Contract owners’ equity at end of period		$299,256		268,721		1,071,100		1,149,329		14,391,547		12,119,820		6,156,059		5,388,992

CHANGE IN UNITS:
Beginning units		36,563		40,432		207,753		232,849		401,770		452,242		501,278		542,933
Units purchased		1,710		1,328		10,424		1,471		6,121		5,325		8,442		3,300
Units redeemed		(1,461)		(5,197)		(35,271)		(26,567)		(44,120)		(55,797)		(67,144)		(44,955)

Ending units		36,812		36,563		182,906		207,753		363,771		401,770		442,576		501,278

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALMGI2				SVDF				SVOF				DSIF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(29,269)		(28,609)		(24,483)		(25,687)		(28,285)		(28,903)		(41,664)		(19,607)
Realized gain (loss) on investments		8,032		104,195		(22,270)		(61,781)		(3,054)		56,109		837,881		1,038,467
Change in unrealized gain (loss) on investments		336,672		301,035		104,975		377,394		(87,264)		27,968		843,156		1,360,764
Reinvested capital gains		-		-		13,384		-		228,933		219,654		963,165		1,049,786

Net increase (decrease) in contract owners’ equity resulting from operations		315,435		376,621		71,606		289,926		110,330		274,828		2,602,538		3,429,410

Equity transactions:
Purchase payments received from contract owners (note 4)		11,702		11,446		3,777		4,316		2,837		3,259		33,233		36,366
Transfers between subaccounts, net		(13,085)		(15,507)		(41,857)		(9,237)		(34,158)		(51,959)		(76,437)		(347,162)
Redemptions (notes 2, 3, and 4)		(82,878)		(304,210)		(190,231)		(172,170)		(82,583)		(75,268)		(1,511,592)		(1,512,492)
Adjustments to maintain reserves		(3)		(2,770)		(2)		(2,533)		1		(2,617)		(4)		(24,044)

Net equity transactions		(84,264)		(311,041)		(228,313)		(179,624)		(113,903)		(126,585)		(1,554,800)		(1,847,332)

Net change in contract owners’ equity		231,171		65,580		(156,707)		110,302		(3,573)		148,243		1,047,738		1,582,078
Contract owners’ equity at beginning of period		2,134,500		2,068,920		1,936,698		1,826,396		2,230,150		2,081,907		17,053,479		15,471,401

Contract owners’ equity at end of period		$2,365,671		2,134,500		1,779,991		1,936,698		2,226,577		2,230,150		18,101,217		17,053,479

CHANGE IN UNITS:
Beginning units		242,815		284,909		36,790		40,367		187,805		200,126		1,410,734		1,573,117
Units purchased		2,606		3,075		259		154		1,268		3,209		34,580		24,366
Units redeemed		(11,233)		(45,169)		(4,580)		(3,731)		(11,243)		(15,530)		(152,965)		(186,749)

Ending units		234,188		242,815		32,469		36,790		177,830		187,805		1,292,349		1,410,734

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DSRG				DVSCS				CLVGT2				FHIB
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(17,141)		(14,528)		(201)		(564)		(27,667)		(26,202)		15,439		14,231
Realized gain (loss) on investments		797,254		34,638		835		(3,269)		123,798		38,208		(7,261)		(6,285)
Change in unrealized gain (loss) on investments		(688,544)		378,711		(6,254)		5,695		282,054		270,272		13,569		8,138
Reinvested capital gains		169,072		12,875		8,719		2,416		219,962		146,713		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		260,641		411,696		3,099		4,278		598,147		428,991		21,747		16,084

Equity transactions:
Purchase payments received from contract owners (note 4)		1,354		2,383		(1)		(1)		356		407		-		-
Transfers between subaccounts, net		(2,180,284)		(2,626)		619		(53,266)		(12,960)		(38,740)		50		191
Redemptions (notes 2, 3, and 4)		(150,103)		(140,273)		(27,397)		(27,367)		(287,887)		(60,330)		(43,063)		(23,209)
Adjustments to maintain reserves		3		(3,016)		-		(91)		(3)		(2,415)		1		(425)

Net equity transactions		(2,329,030)		(143,532)		(26,779)		(80,725)		(300,494)		(101,078)		(43,012)		(23,443)

Net change in contract owners’ equity		(2,068,389)		268,164		(23,680)		(76,447)		297,653		327,913		(21,265)		(7,359)
Contract owners’ equity at beginning of period		2,078,214		1,810,050		96,199		172,646		2,083,821		1,755,908		330,609		337,968

Contract owners’ equity at end of period		$9,825		2,078,214		72,519		96,199		2,381,474		2,083,821		309,344		330,609

CHANGE IN UNITS:
Beginning units		244,462		262,248		2,431		4,564		300,032		314,171		74,047		79,169
Units purchased		566		969		125		588		4,019		1,430		39		2,454
Units redeemed		(244,838)		(18,755)		(863)		(2,721)		(39,940)		(15,569)		(9,887)		(7,576)

Ending units		190		244,462		1,693		2,431		264,111		300,032		64,199		74,047

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVK2S				FVU2				GVRUGM				RAF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(1,942)		(897)		3,369		1,720		3,838		6,661		(2)		1,669
Realized gain (loss) on investments		(396)		(549)		542		(621)		-		-		(5,326)		(13,861)
Change in unrealized gain (loss) on investments		217		17,881		5,162		29,489		-		-		(483)		(98)
Reinvested capital gains		16,952		4,758		4,178		-		-		66		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		14,831		21,193		13,251		30,588		3,838		6,727		(5,811)		(12,290)

Equity transactions:
Purchase payments received from contract owners (note 4)		-		-		-		-		15,796		-		-		(55)
Transfers between subaccounts, net		(2,051)		(4)		66		(142)		(126)		(1,673)		(60,219)		(28,497)
Redemptions (notes 2, 3, and 4)		(269)		(19,075)		(13,108)		(4,388)		(46,964)		(31,527)		(17)		(13,807)
Adjustments to maintain reserves		(1)		(231)		-		(237)		1		(387)		2		(97)

Net equity transactions		(2,321)		(19,310)		(13,042)		(4,767)		(31,293)		(33,587)		(60,234)		(42,456)

Net change in contract owners’ equity		12,510		1,883		209		25,821		(27,455)		(26,860)		(66,045)		(54,746)
Contract owners’ equity at beginning of period		148,462		146,579		248,085		222,264		262,198		289,058		68,219		122,965

Contract owners’ equity at end of period		$160,972		148,462		248,294		248,085		234,743		262,198		2,174		68,219

CHANGE IN UNITS:
Beginning units		4,615		5,246		49,635		50,128		109,629		117,056		280,151		416,255
Units purchased		87		11		49		51		3,232		914		659,900		7,828,010
Units redeemed		(141)		(642)		(2,641)		(544)		(13,791)		(8,341)		(929,678)		(7,964,114)

Ending units		4,561		4,615		47,043		49,635		99,070		109,629		10,373		280,151

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RBF				RBKF				RBMF				RCPF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(4,399)		(5,155)		(413)		587		(51)		(479)		89		(120)
Realized gain (loss) on investments		(7,611)		(10,279)		1,410		676		1,352		1,046		(1,346)		15,662
Change in unrealized gain (loss) on investments		80,958		(24,756)		10,766		8,371		13,252		(3,435)		(4,639)		(11,101)
Reinvested capital gains		15,356		29,059		-		-		6,061		-		3,733		-

Net increase (decrease) in contract owners’ equity resulting from operations		84,304		(11,131)		11,763		9,634		20,614		(2,868)		(2,163)		4,441

Equity transactions:
Purchase payments received from contract owners (note 4)		2,801		2,801		(4)		12		(4)		51		(2)		2
Transfers between subaccounts, net		(11,727)		8,148		586		364		(149)		321		(9,415)		(16,964)
Redemptions (notes 2, 3, and 4)		(30,030)		(64,602)		(690)		(1,695)		(6,671)		(11,021)		(8,020)		(170,558)
Adjustments to maintain reserves		(2)		(426)		2		(63)		5		(76)		3		(85)

Net equity transactions		(38,958)		(54,079)		(106)		(1,382)		(6,819)		(10,725)		(17,434)		(187,605)

Net change in contract owners’ equity		45,346		(65,210)		11,657		8,252		13,795		(13,593)		(19,597)		(183,164)
Contract owners’ equity at beginning of period		318,721		383,931		53,711		45,459		67,168		80,761		54,274		237,438

Contract owners’ equity at end of period		$364,067		318,721		65,368		53,711		80,963		67,168		34,677		54,274

CHANGE IN UNITS:
Beginning units		8,831		10,419		4,696		4,832		2,354		2,709		1,529		6,798
Units purchased		80		762		209		213		-		18		-		68
Units redeemed		(1,145)		(2,350)		(271)		(349)		(179)		(373)		(479)		(5,337)

Ending units		7,766		8,831		4,634		4,696		2,175		2,354		1,050		1,529

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RELF				RENF				RESF				RFSF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(1,229)		(1,039)		1,078		2,358		(526)		(816)		(367)		(409)
Realized gain (loss) on investments		8,491		2,747		3,686		1,649		(1,202)		3,165		2,795		42,252
Change in unrealized gain (loss) on investments		(6,716)		5,948		7,233		(3,688)		1,300		(2,341)		101		(13,145)
Reinvested capital gains		34,591		1,100		-		-		-		-		778		694

Net increase (decrease) in contract owners’ equity resulting from operations		35,137		8,756		11,997		319		(428)		8		3,307		29,392

Equity transactions:
Purchase payments received from contract owners (note 4)		125		(2)		16		(21)		1,013		969		4		(8)
Transfers between subaccounts, net		2,312		16,963		(57,503)		16,967		(20,843)		(7,472)		(1,032)		(152,185)
Redemptions (notes 2, 3, and 4)		(37,764)		(13,186)		(37,105)		(60,054)		(1,060)		(3,325)		(6,642)		(30,894)
Adjustments to maintain reserves		(5)		(95)		(64)		(235)		(13)		(89)		(24)		(201)

Net equity transactions		(35,332)		3,680		(94,656)		(43,343)		(20,903)		(9,917)		(7,694)		(183,288)

Net change in contract owners’ equity		(195)		12,436		(82,659)		(43,024)		(21,331)		(9,909)		(4,387)		(153,896)
Contract owners’ equity at beginning of period		86,117		73,681		236,340		279,364		54,125		64,034		39,848		193,744

Contract owners’ equity at end of period		$85,922		86,117		153,681		236,340		32,794		54,125		35,461		39,848

CHANGE IN UNITS:
Beginning units		2,274		2,334		14,749		17,348		12,375		13,403		2,028		11,633
Units purchased		31		406		1,593		8,506		5,306		26,164		49		475
Units redeemed		(779)		(466)		(7,277)		(11,105)		(10,674)		(27,192)		(408)		(10,080)

Ending units		1,526		2,274		9,065		14,749		7,007		12,375		1,669		2,028

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RHCF				RINF				RJNF				RLCE
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(2,215)		(3,175)		(916)		(1,128)		1,095		553		(37)		2,897
Realized gain (loss) on investments		(1,323)		14,802		8,553		449		(417)		(482)		2,775		10,653
Change in unrealized gain (loss) on investments		4,556		(15,383)		(5,426)		10,814		(600)		2,552		13,506		(16,109)
Reinvested capital gains		15,142		5,353		4,645		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		16,160		1,597		6,856		10,135		78		2,623		16,244		(2,559)

Equity transactions:
Purchase payments received from contract owners (note 4)		6		(1,107)		(3)		6		6		(8)		(2)		(1,550)
Transfers between subaccounts, net		(25,483)		(1,605)		(1,277)		(400)		-		3		1,494		38
Redemptions (notes 2, 3, and 4)		(38,109)		(279,450)		(37,329)		(759)		(314)		(280)		(10,294)		(56,854)
Adjustments to maintain reserves		(6)		(217)		10		(8)		(16)		(8)		2		(76)

Net equity transactions		(63,592)		(282,379)		(38,599)		(1,161)		(324)		(293)		(8,800)		(58,442)

Net change in contract owners’ equity		(47,432)		(280,782)		(31,743)		8,974		(246)		2,330		7,444		(61,001)
Contract owners’ equity at beginning of period		183,727		464,509		58,004		49,030		19,913		17,583		48,064		109,065

Contract owners’ equity at end of period		$136,295		183,727		26,261		58,004		19,667		19,913		55,508		48,064

CHANGE IN UNITS:
Beginning units		5,075		12,441		1,284		1,311		9,734		9,846		3,848		8,279
Units purchased		13,019		683		-		-		-		-		228		529
Units redeemed		(14,803)		(8,049)		(822)		(27)		(104)		(112)		(752)		(4,960)

Ending units		3,291		5,075		462		1,284		9,630		9,734		3,324		3,848

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RLCJ				RLF				RMED				RMEK
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$440		311		(17)		(16)		(3,368)		(3,025)		825		(123)
Realized gain (loss) on investments		(539)		(2,374)		17		(196)		5,519		1,024		(6,556)		13,517
Change in unrealized gain (loss) on investments		7,645		2,258		106		388		10,483		49,158		20,849		(11,206)
Reinvested capital gains		-		-		-		-		1,266		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		7,546		195		106		176		13,900		47,157		15,118		2,188

Equity transactions:
Purchase payments received from contract owners (note 4)		(2)		(1,494)		7		(12)		3,305		930		1,353		1,935
Transfers between subaccounts, net		2		(113)		-		8		(37)		29		(51,520)		70,191
Redemptions (notes 2, 3, and 4)		(11,733)		(1,951)		(3)		(708)		(23,241)		(25,461)		(21,149)		(5,117)
Adjustments to maintain reserves		2		(20)		(18)		2		(5)		(489)		(5)		(294)

Net equity transactions		(11,731)		(3,578)		(14)		(710)		(19,978)		(24,991)		(71,321)		66,715

Net change in contract owners’ equity		(4,185)		(3,383)		92		(534)		(6,078)		22,166		(56,203)		68,903
Contract owners’ equity at beginning of period		14,572		17,955		1,323		1,857		387,958		365,792		255,712		186,809

Contract owners’ equity at end of period		$10,387		14,572		1,415		1,323		381,880		387,958		199,509		255,712

CHANGE IN UNITS:
Beginning units		882		1,112		49		74		27,336		27,346		20,165		18,592
Units purchased		-		261		-		-		486		515		4,489		26,221
Units redeemed		(425)		(491)		-		(25)		(1,090)		(525)		(6,210)		(24,648)

Ending units		457		882		49		49		26,732		27,336		18,444		20,165

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RNF				ROF				RPMF				RREF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(24,538)		(23,348)		(37,710)		(32,994)		3,002		205		86		(3)
Realized gain (loss) on investments		345,644		51,810		469,326		299,152		58,442		12,804		(450)		(284)
Change in unrealized gain (loss) on investments		(21,485)		406,800		(120,241)		255,000		224,091		(766)		976		1,456
Reinvested capital gains		-		-		166,061		53,205		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		299,621		435,262		477,436		574,363		285,535		12,243		612		1,169

Equity transactions:
Purchase payments received from contract owners (note 4)		(1,386)		41		2,946		4,165		(29)		(859)		-		(2)
Transfers between subaccounts, net		(27,730)		14,218		27,430		(75,192)		(83,229)		14,361		(2,271)		448
Redemptions (notes 2, 3, and 4)		(434,173)		(42,291)		(806,849)		(283,400)		(34,558)		(17,327)		(229)		(29)
Adjustments to maintain reserves		17		(1,782)		2		(3,714)		5		(349)		1		(36)

Net equity transactions		(463,272)		(29,814)		(776,471)		(358,141)		(117,811)		(4,174)		(2,499)		381

Net change in contract owners’ equity		(163,651)		405,448		(299,035)		216,222		167,724		8,069		(1,887)		1,550
Contract owners’ equity at beginning of period		1,847,043		1,441,595		3,112,783		2,896,561		267,786		259,717		31,544		29,994

Contract owners’ equity at end of period		$1,683,392		1,847,043		2,813,748		3,112,783		435,510		267,786		29,657		31,544

CHANGE IN UNITS:
Beginning units		26,467		27,014		26,151		29,740		25,033		25,745		1,343		1,320
Units purchased		2,877		849		21,241		22,831		7,811		10,590		70		71
Units redeemed		(9,072)		(1,396)		(27,238)		(26,420)		(15,295)		(11,302)		(146)		(48)

Ending units		20,272		26,467		20,154		26,151		17,549		25,033		1,267		1,343

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RRF				RTEC				RTEL				RTF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(775)		(720)		(3,179)		(3,205)		(198)		(236)		(8,238)		(5,698)
Realized gain (loss) on investments		1,030		882		18,038		8,280		65		6,742		30,352		132,270
Change in unrealized gain (loss) on investments		2,850		6,060		11,712		26,552		4,569		3,332		91,525		82,746
Reinvested capital gains		892		-		20,441		9,414		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		3,997		6,222		47,012		41,041		4,436		9,838		113,639		209,318

Equity transactions:
Purchase payments received from contract owners (note 4)		(1)		(1)		(6)		6		4		(2)		550		(4,891)
Transfers between subaccounts, net		-		1		(6,973)		(1,439)		-		(7,918)		73,957		(5,042)
Redemptions (notes 2, 3, and 4)		(1,461)		(1,811)		(38,477)		(73,939)		(281)		(70)		(32,380)		(296,093)
Adjustments to maintain reserves		1		(48)		6		(225)		1		(35)		(14)		(665)

Net equity transactions		(1,461)		(1,859)		(45,450)		(75,597)		(276)		(8,025)		42,113		(306,691)

Net change in contract owners’ equity		2,536		4,363		1,562		(34,556)		4,160		1,813		155,752		(97,373)
Contract owners’ equity at beginning of period		48,050		43,687		219,456		254,012		15,325		13,512		597,792		695,165

Contract owners’ equity at end of period		$50,586		48,050		221,018		219,456		19,485		15,325		753,544		597,792

CHANGE IN UNITS:
Beginning units		1,249		1,298		4,591		6,709		1,579		1,588		6,621		10,515
Units purchased		-		104		12		6		-		79,721		15,159		23,878
Units redeemed		(33)		(153)		(774)		(2,124)		(21)		(79,730)		(15,301)		(27,772)

Ending units		1,216		1,249		3,829		4,591		1,558		1,579		6,479		6,621

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RTRF				RUF				RUGB				RUTL
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(348)		(151)		538		1,176		958		1,072		(426)		(229)
Realized gain (loss) on investments		327		(237)		(6,582)		(9,563)		(7,713)		(15,028)		3,991		6,426
Change in unrealized gain (loss) on investments		2,016		1,143		(326)		87		6,008		5,288		23,761		16,022
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,995		755		(6,370)		(8,300)		(747)		(8,668)		27,326		22,219

Equity transactions:
Purchase payments received from contract owners (note 4)		1		2		1		(59)		(5)		2		(3)		248
Transfers between subaccounts, net		62		14,780		(59,653)		5,376		33,645		(11,028)		(20,491)		72,232
Redemptions (notes 2, 3, and 4)		(892)		(9,285)		(763)		(13,955)		(7,645)		(1,271)		(27,808)		(4,398)
Adjustments to maintain reserves		(1)		(9)		(2)		(74)		5		(65)		3		(142)

Net equity transactions		(830)		5,488		(60,417)		(8,712)		26,000		(12,362)		(48,299)		67,940

Net change in contract owners’ equity		1,165		6,243		(66,787)		(17,012)		25,253		(21,030)		(20,973)		90,159
Contract owners’ equity at beginning of period		19,473		13,230		73,783		90,795		44,910		65,940		207,274		117,115

Contract owners’ equity at end of period		$20,638		19,473		6,996		73,783		70,163		44,910		186,301		207,274

CHANGE IN UNITS:
Beginning units		589		385		183,763		195,003		6,415		13,518		7,696		5,298
Units purchased		36		480		402,561		4,539,022		2,171		-		16		8,029
Units redeemed		(57)		(276)		(564,333)		(4,550,262)		(3,489)		(7,103)		(2,077)		(5,631)

Ending units		568		589		21,991		183,763		5,097		6,415		5,635		7,696

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVARS				RVCMD				RVF				RVIDD
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(2)		17		373		331		(74,303)		(63,439)		1,034		1,179
Realized gain (loss) on investments		3		9		(238)		(20)		133,412		420,478		(15,629)		(12,141)
Change in unrealized gain (loss) on investments		(13)		(73)		355		736		900,637		1,107,794		5,544		(3,921)
Reinvested capital gains		-		-		-		-		369,889		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(12)		(47)		490		1,047		1,329,635		1,464,833		(9,051)		(14,883)

Equity transactions:
Purchase payments received from contract owners (note 4)		(2)		-		(7)		3		2,934		2,949		2		(1)
Transfers between subaccounts, net		120		(19)		333		244		(96,611)		192,610		(60,952)		8,890
Redemptions (notes 2, 3, and 4)		-		-		(66)		(1,577)		(185,601)		(296,375)		(14,129)		(8,975)
Adjustments to maintain reserves		2		(1)		14		(20)		(6)		(5,413)		(10)		(90)

Net equity transactions		120		(20)		274		(1,350)		(279,284)		(106,229)		(75,089)		(176)

Net change in contract owners’ equity		108		(67)		764		(303)		1,050,351		1,358,604		(84,140)		(15,059)
Contract owners’ equity at beginning of period		716		783		14,024		14,327		5,057,386		3,698,782		89,372		104,431

Contract owners’ equity at end of period		$824		716		14,788		14,024		6,107,737		5,057,386		5,232		89,372

CHANGE IN UNITS:
Beginning units		94		96		4,923		5,434		12,907		13,123		1,868,435		1,809,990
Units purchased		15		-		340		383		235		4,021		1,354,339		35,000,577
Units redeemed		-		(2)		(241)		(894)		(977)		(4,237)		(3,082,895)		(34,942,132)

Ending units		109		94		5,022		4,923		12,165		12,907		139,879		1,868,435

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVIMC				RVISC				RVLCG				RVLCV
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$2		(17)		(31)		(434)		(6,835)		(6,752)		(526)		(478)
Realized gain (loss) on investments		-		857		(2,848)		67		21,940		(18,975)		2,131		23,180
Change in unrealized gain (loss) on investments		(8)		(5)		(18)		(1,462)		(16,094)		103,120		21,139		2,768
Reinvested capital gains		-		-		-		-		49,049		1,818		12,145		-

Net increase (decrease) in contract owners’ equity resulting from operations		(6)		835		(2,897)		(1,829)		48,060		79,211		34,889		25,470

Equity transactions:
Purchase payments received from contract owners (note 4)		1		(2)		-		-		1		(2)		2		649
Transfers between subaccounts, net		-		(839)		(62,698)		(429)		75,447		(85,077)		25,558		(3,825)
Redemptions (notes 2, 3, and 4)		-		-		(4)		(7,500)		(29,568)		(51,479)		(15,411)		(57,430)
Adjustments to maintain reserves		-		(2)		2		(53)		-		(560)		(2)		(306)

Net equity transactions		1		(843)		(62,700)		(7,982)		45,880		(137,118)		10,147		(60,912)

Net change in contract owners’ equity		(5)		(8)		(65,597)		(9,811)		93,940		(57,907)		45,036		(35,442)
Contract owners’ equity at beginning of period		88		96		65,726		75,537		541,638		599,545		225,181		260,623

Contract owners’ equity at end of period		$83		88		129		65,726		635,578		541,638		270,217		225,181

CHANGE IN UNITS:
Beginning units		150		150		116,885		124,984		13,348		18,934		7,256		9,178
Units purchased		-		144,242		114,948		3,100,721		35,280		53,665		23,883		28,349
Units redeemed		-		(144,242)		(231,576)		(3,108,820)		(34,045)		(59,251)		(23,528)		(30,271)

Ending units		150		150		257		116,885		14,583		13,348		7,611		7,256

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVLDD				RVMCG				RVMCV				RVSCG
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(2,608)		(845)		(1,134)		(1,879)		(597)		(531)		(1,127)		(1,325)
Realized gain (loss) on investments		8,063		111,429		(1,035)		(3,399)		(465)		1,245		3,310		(10,126)
Change in unrealized gain (loss) on investments		118,704		17,624		922		15,283		(1,633)		(1,853)		2,780		5,852
Reinvested capital gains		-		-		4,669		9		5,495		1,691		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		124,159		128,208		3,422		10,014		2,800		552		4,963		(5,599)

Equity transactions:
Purchase payments received from contract owners (note 4)		3,176		2,892		-		-		(1)		(3)		(3)		(2)
Transfers between subaccounts, net		71,460		(3,026)		1,259		8,263		13,689		3,445		11,520		9,740
Redemptions (notes 2, 3, and 4)		(16,365)		(93,445)		(20,647)		(18,968)		(1,520)		(3,048)		(19,478)		(3,907)
Adjustments to maintain reserves		9		(1,000)		-		(149)		1		(35)		1		(27)

Net equity transactions		58,280		(94,579)		(19,388)		(10,854)		12,169		359		(7,960)		5,804

Net change in contract owners’ equity		182,439		33,629		(15,966)		(840)		14,969		911		(2,997)		205
Contract owners’ equity at beginning of period		697,157		663,528		104,191		105,031		38,887		37,976		56,395		56,190

Contract owners’ equity at end of period		$879,596		697,157		88,225		104,191		53,856		38,887		53,398		56,395

CHANGE IN UNITS:
Beginning units		9,240		10,471		2,765		3,181		1,015		1,020		2,068		2,165
Units purchased		2,890		25,010		1,113		17,019		533		446		402		6,862
Units redeemed		(2,223)		(26,241)		(1,663)		(17,435)		(211)		(451)		(741)		(6,959)

Ending units		9,907		9,240		2,215		2,765		1,337		1,015		1,729		2,068

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVSCV				RVSDL				RVWDL				AVGI
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(870)		(863)		20		8		87		133		(2,683)		(2,300)
Realized gain (loss) on investments		351		2,460		(1)		(1)		(102)		(91)		463		(3,127)
Change in unrealized gain (loss) on investments		2,000		(178)		(89)		67		466		(479)		29,216		55,774
Reinvested capital gains		2,001		-		-		-		-		-		32,146		33,700

Net increase (decrease) in contract owners’ equity resulting from operations		3,482		1,419		(70)		74		451		(437)		59,142		84,047

Equity transactions:
Purchase payments received from contract owners (note 4)		(6)		9		1		(4)		(3)		2		(3)		-
Transfers between subaccounts, net		4,034		(2,958)		-		(1)		-		(1)		(14,431)		6,670
Redemptions (notes 2, 3, and 4)		(4,378)		(5,651)		-		-		(71)		(57)		(12,699)		(36,024)
Adjustments to maintain reserves		5		(65)		(1)		2		2		(6)		3		(573)

Net equity transactions		(345)		(8,665)		-		(3)		(72)		(62)		(27,130)		(29,927)

Net change in contract owners’ equity		3,137		(7,246)		(70)		71		379		(499)		32,012		54,120
Contract owners’ equity at beginning of period		62,694		69,940		450		379		2,580		3,079		423,351		369,231

Contract owners’ equity at end of period		$65,831		62,694		380		450		2,959		2,580		455,363		423,351

CHANGE IN UNITS:
Beginning units		2,430		2,805		50		50		743		759		12,107		13,073
Units purchased		460		330		-		-		-		-		244		613
Units redeemed		(465)		(705)		-		-		(17)		(16)		(988)		(1,579)

Ending units		2,425		2,430		50		50		726		743		11,363		12,107

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AVHY1				IVDDI				IVGMMI				IVHS
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$9,157		8,149		133		324		92,859		133,548		(1,372)		(1,571)
Realized gain (loss) on investments		(1,140)		(12,164)		2,105		(820)		-		-		1,328		1,144
Change in unrealized gain (loss) on investments		1,657		18,057		2,097		7,539		-		-		8,160		4,311
Reinvested capital gains		-		-		8,418		4,120		-		-		3,693		-

Net increase (decrease) in contract owners’ equity resulting from operations		9,674		14,042		12,753		11,163		92,859		133,548		11,809		3,884

Equity transactions:
Purchase payments received from contract owners (note 4)		459		598		2		4,299		(1,712)		48,092		4,877		262
Transfers between subaccounts, net		74,258		2,483		(31,170)		(3,179)		49,090		1,393,866		(1,073)		(9,552)
Redemptions (notes 2, 3, and 4)		(24,949)		(130,726)		(1,532)		(12,109)		(543,656)		(1,772,625)		(19,236)		(9,467)
Adjustments to maintain reserves		-		(206)		(1)		(62)		(1)		(4,201)		(1)		(105)

Net equity transactions		49,768		(127,851)		(32,701)		(11,051)		(496,279)		(334,868)		(15,433)		(18,862)

Net change in contract owners’ equity		59,442		(113,809)		(19,948)		112		(403,420)		(201,320)		(3,624)		(14,978)
Contract owners’ equity at beginning of period		194,193		308,002		102,679		102,567		3,442,635		3,643,955		98,526		113,504

Contract owners’ equity at end of period		$253,635		194,193		82,731		102,679		3,039,215		3,442,635		94,902		98,526

CHANGE IN UNITS:
Beginning units		9,104		15,210		3,713		4,120		357,113		392,388		19,822		23,039
Units purchased		3,534		3,464		440		225		638,976		823,061		673		495
Units redeemed		(1,638)		(9,570)		(1,448)		(632)		(688,613)		(858,336)		(1,900)		(3,712)

Ending units		11,000		9,104		2,705		3,713		307,476		357,113		18,595		19,822

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IVMCC2				IVRE				IVT				JABIN
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(3,133)		(3,566)		656		2,216		(3,935)		(4,491)		13,065		11,040
Realized gain (loss) on investments		(2,633)		(4,528)		(2,108)		(1,403)		(5,032)		1,414		37,423		82,357
Change in unrealized gain (loss) on investments		(1,091)		36,798		14,519		(8,441)		21,701		71,403		119,554		119,137
Reinvested capital gains		18,707		6,319		-		-		28,840		13,733		59,810		-

Net increase (decrease) in contract owners’ equity resulting from operations		11,850		35,023		13,067		(7,628)		41,574		82,059		229,852		212,534

Equity transactions:
Purchase payments received from contract owners (note 4)		-		-		1		261		1		-		10,668		12,975
Transfers between subaccounts, net		29		(6,627)		240		(1,085)		-		31,745		160,163		(106,815)
Redemptions (notes 2, 3, and 4)		(75,993)		(4,514)		(35,388)		(3,123)		(117,244)		(4,763)		(57,419)		(100,839)
Adjustments to maintain reserves		-		(93)		(1)		(161)		(2)		(294)		-		(2,135)

Net equity transactions		(75,964)		(11,234)		(35,148)		(4,108)		(117,245)		26,688		113,412		(196,814)

Net change in contract owners’ equity		(64,114)		23,789		(22,081)		(11,736)		(75,671)		108,747		343,264		15,720
Contract owners’ equity at beginning of period		256,371		232,582		217,539		229,275		350,482		241,735		1,594,941		1,579,221

Contract owners’ equity at end of period		$192,257		256,371		195,458		217,539		274,811		350,482		1,938,205		1,594,941

CHANGE IN UNITS:
Beginning units		20,314		20,564		36,260		38,103		79,649		68,753		49,571		55,807
Units purchased		2,907		214		488		948		21,188		11,871		6,422		790
Units redeemed		(4,790)		(464)		(3,267)		(2,791)		(56,468)		(975)		(2,921)		(7,026)

Ending units		18,431		20,314		33,481		36,260		44,369		79,649		53,072		49,571

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAEI				JAFRIN				JAGRIN				JAIG
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(97,550)		(55,993)		(6,539)		(7,428)		(46,264)		(42,892)		(350)		(754)
Realized gain (loss) on investments		295,068		592,888		36,834		14,194		573,812		389,965		20,694		8,867
Change in unrealized gain (loss) on investments		(340,099)		404,303		(6,642)		101,539		259,583		965,803		83,555		11,102
Reinvested capital gains		762,228		414,462		77,941		35,140		734,733		258,229		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		619,647		1,355,660		101,594		143,445		1,521,864		1,571,105		103,899		19,215

Equity transactions:
Purchase payments received from contract owners (note 4)		11,209		21,723		8,984		6,746		16,180		21,354		180		2,798
Transfers between subaccounts, net		(10,319)		(252,599)		85,994		(1,315)		(80,637)		(6,684)		(12,504)		4,603
Redemptions (notes 2, 3, and 4)		(907,369)		(641,463)		(94,508)		(24,360)		(873,370)		(541,755)		(35,404)		(71,850)
Adjustments to maintain reserves		1		(14,885)		1		(911)		(2)		(11,601)		1		(372)

Net equity transactions		(906,478)		(887,224)		471		(19,840)		(937,829)		(538,686)		(47,727)		(64,821)

Net change in contract owners’ equity		(286,831)		468,436		102,065		123,605		584,035		1,032,419		56,172		(45,606)
Contract owners’ equity at beginning of period		10,363,446		9,895,010		655,688		532,083		8,300,456		7,268,037		418,365		463,971

Contract owners’ equity at end of period		$10,076,615		10,363,446		757,753		655,688		8,884,491		8,300,456		474,537		418,365

CHANGE IN UNITS:
Beginning units		747,255		813,460		10,703		11,001		987,792		1,058,975		54,217		63,145
Units purchased		3,450		5,586		1,398		127		11,370		6,694		877		411
Units redeemed		(65,704)		(71,791)		(1,550)		(425)		(115,365)		(77,877)		(9,650)		(9,339)

Ending units		685,001		747,255		10,551		10,703		883,797		987,792		45,444		54,217

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JARIN				JMCVIN				LZREMS				LZRIES
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(179,160)		(182,820)		205		(250)		1,668		1,656		1,293		852
Realized gain (loss) on investments		905,988		732,206		996		1,498		2,791		9,426		14,096		1,824
Change in unrealized gain (loss) on investments		553,310		3,185,687		(3,711)		3,315		33,148		(4,347)		(1,176)		(65)
Reinvested capital gains		1,189,905		421,638		6,179		3,611		-		-		4,106		134

Net increase (decrease) in contract owners’ equity resulting from operations		2,470,043		4,156,711		3,669		8,174		37,607		6,735		18,319		2,745

Equity transactions:
Purchase payments received from contract owners (note 4)		29,977		53,557		-		-		270		1		1		-
Transfers between subaccounts, net		(100,742)		(91,775)		2,800		2,350		25,154		(83,536)		(60,113)		186
Redemptions (notes 2, 3, and 4)		(1,694,748)		(1,235,978)		(6,055)		(16,617)		(10,233)		(22,806)		(9,473)		(4,186)
Adjustments to maintain reserves		3		(21,634)		-		(114)		-		(115)		1		(74)

Net equity transactions		(1,765,510)		(1,295,830)		(3,255)		(14,381)		15,191		(106,456)		(69,584)		(4,074)

Net change in contract owners’ equity		704,533		2,860,881		414		(6,207)		52,798		(99,721)		(51,265)		(1,329)
Contract owners’ equity at beginning of period		15,658,877		12,797,996		73,204		79,411		88,054		187,775		55,262		56,591

Contract owners’ equity at end of period		$16,363,410		15,658,877		73,618		73,204		140,852		88,054		3,997		55,262

CHANGE IN UNITS:
Beginning units		1,315,241		1,438,029		2,720		3,290		2,845		6,402		2,761		2,966
Units purchased		12,871		13,852		152		188		676		309		2,784		661
Units redeemed		(152,549)		(136,640)		(268)		(758)		(280)		(3,866)		(5,388)		(866)

Ending units		1,175,563		1,315,241		2,604		2,720		3,241		2,845		157		2,761

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LZRUSM				LPVCAI				LPVCII				LVCLGI
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(11,620)		(12,446)		(661)		(690)		1,004		(287)		(2,623)		(2,943)
Realized gain (loss) on investments		(10,490)		(8,606)		(8,683)		(8,243)		(3,105)		3,086		1,526		20,752
Change in unrealized gain (loss) on investments		(74,609)		69,617		8,188		3,691		(3,248)		2,595		(393)		17,162
Reinvested capital gains		100,446		31,780		4,257		9,307		19,800		15,125		10,428		6,882

Net increase (decrease) in contract owners’ equity resulting from operations		3,727		80,345		3,101		4,065		14,451		20,519		8,938		41,853

Equity transactions:
Purchase payments received from contract owners (note 4)		973		639		6,164		-		1		4,297		2		(2)
Transfers between subaccounts, net		(26,379)		(609)		19,235		(12,706)		986		(2,250)		17,178		(33,472)
Redemptions (notes 2, 3, and 4)		(42,526)		(40,611)		(21,111)		(12,434)		(12,243)		(10,909)		(1,054)		(14,440)
Adjustments to maintain reserves		1		(939)		-		(2)		-		(121)		(3)		(79)

Net equity transactions		(67,931)		(41,520)		4,288		(25,142)		(11,256)		(8,983)		16,123		(47,993)

Net change in contract owners’ equity		(64,204)		38,825		7,389		(21,077)		3,195		11,536		25,061		(6,140)
Contract owners’ equity at beginning of period		891,216		852,391		35,002		56,079		145,684		134,148		149,232		155,372

Contract owners’ equity at end of period		$827,012		891,216		42,391		35,002		148,879		145,684		174,293		149,232

CHANGE IN UNITS:
Beginning units		143,700		152,361		1,312		2,249		4,326		4,666		2,788		3,622
Units purchased		720		2,331		1,506		66		325		899		453		334
Units redeemed		(13,865)		(10,992)		(1,325)		(1,003)		(658)		(1,239)		(155)		(1,168)

Ending units		130,555		143,700		1,493		1,312		3,993		4,326		3,086		2,788

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SBVHY				LACB2				LACDV2				LACI2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$170		154		2,229		2,582		(8,493)		10,503		(404)		(961)
Realized gain (loss) on investments		(76)		(80)		3,701		2,168		146,157		3,614		3,302		2,861
Change in unrealized gain (loss) on investments		186		102		32,705		31,943		(24,758)		57,056		26,172		(1,151)
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		280		176		38,635		36,693		112,906		71,173		29,070		749

Equity transactions:
Purchase payments received from contract owners (note 4)		-		-		-		-		1		500		-		-
Transfers between subaccounts, net		-		2		(12,850)		465,847		(964,836)		1,066,544		(2,827)		230,457
Redemptions (notes 2, 3, and 4)		(178)		(172)		(12,089)		(15,363)		(39,995)		(41,297)		(24,155)		(16,058)
Adjustments to maintain reserves		-		(2)		-		(373)		(1,724)		2		141		(10,418)

Net equity transactions		(178)		(172)		(24,939)		450,111		(1,006,554)		1,025,749		(26,841)		203,981

Net change in contract owners’ equity		102		4		13,696		486,804		(893,648)		1,096,922		2,229		204,730
Contract owners’ equity at beginning of period		3,753		3,749		486,804		-		1,096,922		-		204,730		-

Contract owners’ equity at end of period		$3,855		3,753		500,500		486,804		203,274		1,096,922		206,959		204,730

CHANGE IN UNITS:
Beginning units		215		225		45,218		-		103,965		-		20,632		-
Units purchased		-		-		288		47,885		1,001		110,805		22		26,796
Units redeemed		(9)		(10)		(2,453)		(2,667)		(87,870)		(6,840)		(2,402)		(6,164)

Ending units		206		215		43,053		45,218		17,096		103,965		18,252		20,632

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACIPS				LACLV2				LACU2				LACV2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$3,991		1,511		4		17		(1,566)		(1,031)		3,804		24,852
Realized gain (loss) on investments		59		137		11		11		451		1,341		18,090		11,624
Change in unrealized gain (loss) on investments		(892)		(78)		90		52		3,956		17,049		87,470		59,273
Reinvested capital gains		-		-		110		12		9,868		1,238		145,600		17,756

Net increase (decrease) in contract owners’ equity resulting from operations		3,158		1,570		215		92		12,709		18,597		254,964		113,505

Equity transactions:
Purchase payments received from contract owners (note 4)		-		-		-		-		-		-		902		(4,096)
Transfers between subaccounts, net		-		64,615		-		1,535		-		94,823		(39,324)		1,952,717
Redemptions (notes 2, 3, and 4)		(446)		(412)		(80)		(85)		(1,133)		(888)		(223,034)		(123,631)
Adjustments to maintain reserves		-		(36)		-		(1)		1		(80)		(1)		(1,607)

Net equity transactions		(446)		64,167		(80)		1,449		(1,132)		93,855		(261,457)		1,823,383

Net change in contract owners’ equity		2,712		65,737		135		1,541		11,577		112,452		(6,493)		1,936,888
Contract owners’ equity at beginning of period		65,737		-		1,541		-		112,452		-		1,936,888		-

Contract owners’ equity at end of period		$68,449		65,737		1,676		1,541		124,029		112,452		1,930,395		1,936,888

CHANGE IN UNITS:
Beginning units		6,430		-		146		-		9,511		-		183,506		-
Units purchased		-		6,755		-		161		-		10,519		1,474		203,110
Units redeemed		(36)		(325)		(6)		(15)		(76)		(1,008)		(25,005)		(19,604)

Ending units		6,394		6,430		140		146		9,435		9,511		159,975		183,506

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LOVCDG				LOVGI				GIG				GVEXD
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(4,414)		(4,110)		(18,771)		(11,695)		48		-		(120)		(161)
Realized gain (loss) on investments		13,310		6,200		45,059		129,479		5		-		239		3,375
Change in unrealized gain (loss) on investments		19,723		52,580		77,460		128,371		4,307		-		24,046		2,871
Reinvested capital gains		41,181		27,096		272,800		180,755		-		-		208		23

Net increase (decrease) in contract owners’ equity resulting from operations		69,800		81,766		376,548		426,910		4,360		-		24,373		6,108

Equity transactions:
Purchase payments received from contract owners (note 4)		2,122		2,153		13,004		15,097		-		-		15,950		3,536
Transfers between subaccounts, net		(42,963)		49,392		12,493		(15,753)		116,038		-		90,147		46,798
Redemptions (notes 2, 3, and 4)		(3,025)		(30,186)		(165,055)		(217,608)		(193)		-		(246)		(15,630)
Adjustments to maintain reserves		-		(385)		17,051		(3,324)		1		-		-		(6)

Net equity transactions		(43,866)		20,974		(122,507)		(221,588)		115,846		-		105,851		34,698

Net change in contract owners’ equity		25,934		102,740		254,041		205,322		120,206		-		130,224		40,806
Contract owners’ equity at beginning of period		484,470		381,730		2,486,906		2,281,584		-		-		40,806		-

Contract owners’ equity at end of period		$510,404		484,470		2,740,947		2,486,906		120,206		-		171,030		40,806

CHANGE IN UNITS:
Beginning units		46,767		42,705		515,340		564,043		-		-		2,905		-
Units purchased		636		9,982		12,341		35,094		9,694		-		7,590		7,120
Units redeemed		(1,118)		(5,920)		(35,622)		(83,797)		(20)		-		(15)		(4,215)

Ending units		46,285		46,767		492,059		515,340		9,674		-		10,480		2,905

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVAMVX				NVCBDY				NVOLG1				AMCG
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$6,721		-		296		-		13,652		-		(4,238)		(3,858)
Realized gain (loss) on investments		218		-		(6)		-		357		-		2,922		2,317
Change in unrealized gain (loss) on investments		30,975		-		(258)		-		15,037		-		(25,388)		37,905
Reinvested capital gains		-		-		-		-		-		-		37,505		14,542

Net increase (decrease) in contract owners’ equity resulting from operations		37,914		-		32		-		29,046		-		10,801		50,906

Equity transactions:
Purchase payments received from contract owners (note 4)		-		-		-		-		198		-		-		155
Transfers between subaccounts, net		996,622		-		10,737		-		2,178,731		-		(84)		(607)
Redemptions (notes 2, 3, and 4)		(5,075)		-		(4)		-		(63,139)		-		(4,407)		(4,448)
Adjustments to maintain reserves		(1)		-		-		-		(1)		-		(1)		(237)

Net equity transactions		991,546		-		10,733		-		2,115,789		-		(4,492)		(5,137)

Net change in contract owners’ equity		1,029,460		-		10,765		-		2,144,835		-		6,309		45,769
Contract owners’ equity at beginning of period		-		-		-		-		-		-		280,061		234,292

Contract owners’ equity at end of period		$1,029,460		-		10,765		-		2,144,835		-		286,370		280,061

CHANGE IN UNITS:
Beginning units		-		-		-		-		-		-		41,018		41,382
Units purchased		87,632		-		1,124		-		185,883		-		363		583
Units redeemed		(469)		-		(79)		-		(8,775)		-		(721)		(947)

Ending units		87,163		-		1,045		-		177,108		-		40,660		41,018

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMRI				AMSRS				AMTB				NOVPDI
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(425)		(584)		(11,450)		(9,308)		9,204		10,385		(793)		8,075
Realized gain (loss) on investments		(3,677)		(1,268)		28,372		20,461		(3,034)		(3,849)		(47,177)		(18,166)
Change in unrealized gain (loss) on investments		4,355		5,907		28,249		117,097		3,639		4,668		508,525		341,972
Reinvested capital gains		4,932		2,705		48,771		37,888		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		5,185		6,760		93,942		166,138		9,809		11,204		460,555		331,881

Equity transactions:
Purchase payments received from contract owners (note 4)		(2)		3		(2)		2		510		185		18,359		25,177
Transfers between subaccounts, net		(23,924)		(3)		-		(8,213)		10,410		3,496		(25,488)		(23,782)
Redemptions (notes 2, 3, and 4)		(17,877)		(19,561)		(66,774)		(44,842)		(26,174)		(39,430)		(181,992)		(276,321)
Adjustments to maintain reserves		1		(126)		3		(750)		-		(210)		-		(4,430)

Net equity transactions		(41,802)		(19,687)		(66,773)		(53,803)		(15,254)		(35,959)		(189,121)		(279,356)

Net change in contract owners’ equity		(36,617)		(12,927)		27,169		112,335		(5,445)		(24,755)		271,434		52,525
Contract owners’ equity at beginning of period		81,975		94,902		819,767		707,432		248,472		273,227		3,003,766		2,951,241

Contract owners’ equity at end of period		$45,358		81,975		846,936		819,767		243,027		248,472		3,275,200		3,003,766

CHANGE IN UNITS:
Beginning units		16,822		20,410		15,735		16,832		102,127		116,936		215,553		235,397
Units purchased		891		8		358		13		7,630		3,500		2,608		9,815
Units redeemed		(12,215)		(3,596)		(1,571)		(1,110)		(15,599)		(18,309)		(14,733)		(29,659)

Ending units		5,498		16,822		14,522		15,735		94,158		102,127		203,428		215,553

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NOVPM				PMVAAA				PMVEBA				PMVFHA
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(162,919)		(157,083)		6,481		10,281		802		801		188		161
Realized gain (loss) on investments		256,967		493,570		(6,312)		(1,409)		(664)		(51)		(11)		(765)
Change in unrealized gain (loss) on investments		205,273		1,973,259		23,146		(4,179)		1,643		180		(143)		816
Reinvested capital gains		2,274,878		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,574,199		2,309,746		23,315		4,693		1,781		930		34		212

Equity transactions:
Purchase payments received from contract owners (note 4)		23,943		38,067		2,848		3,085		-		-		-		-
Transfers between subaccounts, net		(40,394)		(122,583)		73		11		-		(4)		29,493		-
Redemptions (notes 2, 3, and 4)		(1,182,603)		(848,989)		(32,725)		(5,062)		(2,661)		-		(13)		(5,081)
Adjustments to maintain reserves		3		(17,625)		(1)		(278)		-		(23)		(1)		(12)

Net equity transactions		(1,199,051)		(951,130)		(29,805)		(2,244)		(2,661)		(27)		29,479		(5,093)

Net change in contract owners’ equity		1,375,148		1,358,616		(6,490)		2,449		(880)		903		29,513		(4,881)
Contract owners’ equity at beginning of period		12,332,218		10,973,602		194,463		192,014		15,965		15,062		5,135		10,016

Contract owners’ equity at end of period		$13,707,366		12,332,218		187,973		194,463		15,085		15,965		34,648		5,135

CHANGE IN UNITS:
Beginning units		533,037		575,273		10,632		10,742		877		878		300		609
Units purchased		3,331		4,499		152		337		-		-		1,677		-
Units redeemed		(49,975)		(46,735)		(1,655)		(447)		(146)		(1)		-		(309)

Ending units		486,393		533,037		9,129		10,632		731		877		1,977		300

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVGBA				PMVHYA				PMVLDA				PMVLGA
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$930		884		5,351		5,106		1,697		1,288		1,245		922
Realized gain (loss) on investments		(3,213)		(2,872)		787		648		(95)		(929)		(8,234)		(6,691)
Change in unrealized gain (loss) on investments		5,220		1,325		1,728		255		1,133		853		9,462		1,643
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,937		(663)		7,866		6,009		2,735		1,212		2,473		(4,126)

Equity transactions:
Purchase payments received from contract owners (note 4)		(2)		-		-		-		-		4,550		-		-
Transfers between subaccounts, net		2,791		208		632		365		8,182		21,893		1,840		(6,266)
Redemptions (notes 2, 3, and 4)		(10,316)		(6,935)		(11,370)		(15,763)		(930)		(12,449)		(919)		(5,869)
Adjustments to maintain reserves		-		(58)		-		(162)		(1)		(27)		(2)		(94)

Net equity transactions		(7,527)		(6,785)		(10,738)		(15,560)		7,251		13,967		919		(12,229)

Net change in contract owners’ equity		(4,590)		(7,448)		(2,872)		(9,551)		9,986		15,179		3,392		(16,355)
Contract owners’ equity at beginning of period		35,528		42,976		110,430		119,981		70,923		55,744		51,899		68,254

Contract owners’ equity at end of period		$30,938		35,528		107,558		110,430		80,909		70,923		55,291		51,899

CHANGE IN UNITS:
Beginning units		2,722		3,229		5,334		6,101		6,032		4,830		3,658		4,459
Units purchased		319		172		29		18		736		2,276		1,682		65
Units redeemed		(901)		(679)		(521)		(785)		(88)		(1,074)		(1,619)		(866)

Ending units		2,140		2,722		4,842		5,334		6,680		6,032		3,721		3,658

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVRRA				PMVRSA				PMVTRA				PVSTA
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$9,237		6,302		320		196		17,189		18,149		10,767		11,691
Realized gain (loss) on investments		(3,728)		(6,171)		(1,263)		(354)		(11,889)		(48,966)		1,258		66
Change in unrealized gain (loss) on investments		25,372		4,240		4,047		738		40,022		37,837		(887)		2,801
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		30,881		4,371		3,104		580		45,322		7,020		11,138		14,558

Equity transactions:
Purchase payments received from contract owners (note 4)		(22,459)		23,160		-		38		(17,608)		17,406		-		-
Transfers between subaccounts, net		21,917		23,492		(2,109)		-		60,131		(44,244)		(32,388)		108,045
Redemptions (notes 2, 3, and 4)		(65,717)		(85,313)		(1,040)		(687)		(43,535)		(170,787)		(14,997)		(53,528)
Adjustments to maintain reserves		2		(448)		-		(30)		2		(657)		1		(206)

Net equity transactions		(66,257)		(39,109)		(3,149)		(679)		(1,010)		(198,282)		(47,384)		54,311

Net change in contract owners’ equity		(35,376)		(34,738)		(45)		(99)		44,312		(191,262)		(36,246)		68,869
Contract owners’ equity at beginning of period		515,409		550,147		20,079		20,178		620,939		812,201		381,963		313,094

Contract owners’ equity at end of period		$480,033		515,409		20,034		20,079		665,251		620,939		345,717		381,963

CHANGE IN UNITS:
Beginning units		190,374		202,286		2,785		2,874		250,675		328,457		31,814		27,102
Units purchased		11,163		9,991		-		6		38,097		25,350		3,728		9,920
Units redeemed		(39,769)		(21,903)		(413)		(95)		(29,782)		(103,132)		(7,515)		(5,208)

Ending units		161,768		190,374		2,372		2,785		258,990		250,675		28,027		31,814

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ROCMC				ROCSC				TAVV				VWBF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(1,167)		(1,250)		1,205		(928)		6,956		9,543		3,068		7,497
Realized gain (loss) on investments		(853)		(310)		7,146		4,608		22,142		35,484		(86)		(8,132)
Change in unrealized gain (loss) on investments		(1,409)		5,372		(7,349)		(11,307)		140,981		(134,626)		9,338		2,821
Reinvested capital gains		12,327		5,966		21,534		14,481		57,852		63,593		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		8,898		9,778		22,536		6,854		227,931		(26,006)		12,320		2,186

Equity transactions:
Purchase payments received from contract owners (note 4)		-		(3)		1,309		1,147		58		390		334		-
Transfers between subaccounts, net		-		9,092		(17,414)		672		(3,177)		(15,201)		1,500		709
Redemptions (notes 2, 3, and 4)		(15,141)		(958)		(42,579)		(35,738)		(49,036)		(46,376)		(5,095)		(54,987)
Adjustments to maintain reserves		-		(33)		-		(337)		-		(939)		(2)		(154)

Net equity transactions		(15,141)		8,098		(58,684)		(34,256)		(52,155)		(62,126)		(3,263)		(54,432)

Net change in contract owners’ equity		(6,243)		17,876		(36,148)		(27,402)		175,776		(88,132)		9,057		(52,246)
Contract owners’ equity at beginning of period		88,966		71,090		352,850		380,252		716,221		804,353		73,771		126,017

Contract owners’ equity at end of period		$82,723		88,966		316,702		352,850		891,997		716,221		82,828		73,771

CHANGE IN UNITS:
Beginning units		7,719		5,535		46,491		52,350		178,899		198,825		27,677		55,719
Units purchased		-		2,310		1,169		547		2,415		2,769		1,484		602
Units redeemed		(487)		(126)		(9,729)		(6,406)		(13,082)		(22,695)		(3,008)		(28,644)

Ending units		7,232		7,719		37,931		46,491		168,232		178,899		26,153		27,677

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VWEM				VWHA				PIHYB2				PIVEI2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(2,623)		922		3,659		3,633		1,317		1,394		1,559		1,240
Realized gain (loss) on investments		(3,925)		(21,696)		10,096		7,038		(317)		(250)		(10,411)		(12,071)
Change in unrealized gain (loss) on investments		94,983		22,142		88,690		(23,264)		882		1,208		(6,456)		(14,132)
Reinvested capital gains		-		-		-		-		-		-		39,467		49,785

Net increase (decrease) in contract owners’ equity resulting from operations		88,435		1,368		102,445		(12,593)		1,882		2,352		24,159		24,822

Equity transactions:
Purchase payments received from contract owners (note 4)		1,945		1,728		2,672		4,878		-		2		-		3
Transfers between subaccounts, net		(606)		380		18,068		3,594		-		-		(1,912)		(51,301)
Redemptions (notes 2, 3, and 4)		(23,688)		(60,246)		(22,845)		(43,478)		(5,208)		(4,970)		(8,447)		(16,389)
Adjustments to maintain reserves		1		(395)		2		(362)		-		(39)		2		(256)

Net equity transactions		(22,348)		(58,533)		(2,103)		(35,368)		(5,208)		(5,007)		(10,357)		(67,943)

Net change in contract owners’ equity		66,087		(57,165)		100,342		(47,961)		(3,326)		(2,655)		13,802		(43,121)
Contract owners’ equity at beginning of period		326,347		383,512		292,540		340,501		32,012		34,667		273,129		316,250

Contract owners’ equity at end of period		$392,434		326,347		392,882		292,540		28,686		32,012		286,931		273,129

CHANGE IN UNITS:
Beginning units		79,606		98,398		71,615		82,514		1,593		1,837		49,290		66,004
Units purchased		1,641		11,944		6,066		2,448		61		129		2,437		498
Units redeemed		(5,287)		(30,736)		(6,446)		(13,347)		(305)		(373)		(4,172)		(17,212)

Ending units		75,960		79,606		71,235		71,615		1,349		1,593		47,555		49,290

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$
	PIVF2				PIVMV2				PIVSI2
	2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(2,195)		(1,777)		133		68		5,056		4,564
Realized gain (loss) on investments		1,397		412		(256)		(3,167)		(4,571)		(517)
Change in unrealized gain (loss) on investments		11,107		20,768		442		3,860		14,155		144
Reinvested capital gains		21,270		7,114		2,805		1,911		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		31,579		26,517		3,124		2,672		14,640		4,191

Equity transactions:
Purchase payments received from contract owners (note 4)		(3)		(603)		-		-		-		4,300
Transfers between subaccounts, net		(4,825)		2,920		-		(4,794)		15,676		10,007
Redemptions (notes 2, 3, and 4)		(6,800)		(6,900)		(41)		-		(30,854)		(811)
Adjustments to maintain reserves		2		(104)		-		(37)		1		(201)

Net equity transactions		(11,626)		(4,687)		(41)		(4,831)		(15,177)		13,295

Net change in contract owners’ equity		19,953		21,830		3,083		(2,159)		(537)		17,486
Contract owners’ equity at beginning of period		158,379		136,549		33,736		35,895		176,325		158,839

Contract owners’ equity at end of period		$178,332		158,379		36,819		33,736		175,788		176,325

CHANGE IN UNITS:
Beginning units		19,009		18,764		1,153		1,332		11,187		10,314
Units purchased		-		2,429		-		-		984		927
Units redeemed		(1,226)		(2,184)		-		(179)		(1,944)		(54)

Ending units		17,783		19,009		1,153		1,153		10,227		11,187

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account E (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1993. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)*

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)*

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I (NCPGI)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)

Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

*	At December 31, 2025, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

	Inception Date	Liquidation Date

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)	2/28/2025

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	11/14/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	11/14/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)	11/14/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)		2/28/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)	2/28/2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date

NCPGI	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	5/1/2025

AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025

PIHYB2	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II	3/31/2025

PIVEI2	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II	3/31/2025

PIVF2	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	3/31/2025

PIVMV2	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II	3/31/2025

PIVSI2	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II	3/31/2025

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2)	Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%. The mortality and expense fees were $1,801,711 and $1,731,162 for the years ended December 31, 2025 and 2024, respectively. The administrative fees were $54,764 and $60,597 for the years ended December 31, 2025 and 2024, respectively.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account. These fees were $181,311 and $174,867 for the years ended December 31, 2025 and 2024, respectively.

(3)	Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $68,867 and $416,474, respectively, and total transfers from the Separate Account to the fixed account were $445,298 and $649,512, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$59,328	$29,818
AASCO	14,200	138,579
ALCAI2	2,291,750	1,527,524
ALCGI2	701,228	804,367
ALMGI2	10,424	123,954
SVDF	22,677	262,088
SVOF	239,478	152,734
DSIF	1,194,016	1,827,312
DSRG	175,899	2,353,001
DVSCS	11,786	30,044
CLVGT2	255,738	363,934
FHIB	20,031	47,604
FVK2S	19,608	6,919
FVU2	11,199	16,694
GVRUGM	18,696	46,152
RAF	144,882	205,119
RBF	18,298	46,294
RBKF	3,410	3,925
RBMF	7,167	7,973
RCPF	4,400	18,015
RELF	37,028	39,000
RENF	27,115	120,691
RESF	17,318	38,742
RFSF	1,966	9,250
RHCF	18,961	69,623

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

RINF	4,651	39,522
RJNF	1,392	619
RLCE	4,133	12,969
RLCJ	724	12,017
RLF	-	31
RMED	10,985	33,073
RMEK	223,897	294,392
RNF	37,762	525,556
ROF	2,338,009	2,986,131
RPMF	101,164	215,976
RREF	2,033	4,447
RRF	894	2,237
RTEC	20,920	49,108
RTEL	43	520
RTF	1,408,844	1,374,968
RTRF	1,146	2,324
RUF	151,937	211,817
RUGB	35,311	8,361
RUTL	3,302	52,029
RVARS	139	23
RVCMD	1,567	922
RVF	515,909	499,604
RVIDD	66,341	140,392
RVIMC	3	1
RVISC	65,033	127,765
RVLCG	1,343,945	1,255,852
RVLCV	654,426	632,660
RVLDD	237,038	181,365
RVMCG	24,461	40,314
RVMCV	25,356	8,291
RVSCG	11,518	20,610
RVSCV	12,660	11,874
RVSDL	25	4
RVWDL	127	113
AVGI	43,204	40,873
AVHY1	94,813	35,889
IVDDI	22,891	47,040
IVGMMI	5,613,432	6,016,851
IVHS	4,248	17,359
IVMCC2	30,918	91,307
IVRE	5,631	40,123
IVT	28,840	121,178
JABIN	295,809	109,522
JAEI	795,660	1,037,464
JAFRIN	173,714	101,840
JAGRIN	810,228	1,059,586
JAIG	30,219	78,301
JARIN	1,216,043	1,970,811
JMCVIN	10,028	6,899
LZREMS	28,767	11,908
LZRIES	72,356	136,545

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

LZRUSM	103,301	82,410
LPVCAI	28,427	20,543
LPVCII	34,070	24,523
LVCLGI	34,401	10,472
SBVHY	256	264
LACB2	11,400	34,111
LACDV2	6,020	1,021,067
LACI2	2,761	30,007
LACIPS	4,974	1,428
LACLV2	134	99
LACU2	9,868	2,698
LACV2	178,783	290,837
LOVCDG	47,704	54,803
LOVGI	335,245	203,720
GIG	116,348	455
GVEXD	107,786	1,846
NVAMVX	1,005,655	7,388
NVCBDY	11,844	815
NVOLG1	2,195,945	66,504
AMCG	39,197	10,421
AMRI	19,078	56,374
AMSRS	48,771	78,225
AMTB	27,732	33,782
NOVPDI	55,620	245,533
NOVPM	2,286,557	1,373,657
PMVAAA	11,663	34,987
PMVEBA	979	2,838
PMVFHA	29,795	128
PMVGBA	4,639	11,237
PMVHYA	7,376	12,763
PMVLDA	11,105	2,157
PMVLGA	26,715	24,550
PMVRRA	48,023	105,044
PMVRSA	562	3,391
PMVTRA	104,088	87,913
PVSTA	60,409	97,028
ROCMC	12,327	16,308
ROCSC	31,953	67,897
TAVV	87,596	74,943
VWBF	10,445	10,638
VWEM	4,884	29,854
VWHA	29,813	28,260
PIHYB2	1,768	5,659
PIVEI2	53,762	23,094
PIVF2	21,626	14,179
PIVMV2	3,435	538
PIVSI2	23,044	33,165

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(6)	Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ALVGIA
2025	1.40%	to	2.25%	36,812	$4.55	to	$44.18	$299,256	1.15%	8.02%	to	8.94%
2024	1.40%	to	2.25%	36,563	4.17	to	40.66	268,721	1.43%	10.50%	to	11.44%
2023	1.40%	to	3.00%	40,432	3.75	to	36.58	290,753	1.41%	8.73%	to	10.47%
2022	1.40%	to	3.00%	54,858	3.39	to	33.19	391,384	1.27%	-7.02%	to	-5.52%
2021	1.40%	to	3.00%	58,548	3.59	to	35.22	550,547	0.81%	24.37%	to	26.38%

AASCO
2025	1.40%	to	2.50%	182,906	5.12	to	37.61	1,071,100	0.00%	3.30%	to	4.44%
2024	1.40%	to	2.50%	207,753	4.90	to	36.40	1,149,329	0.37%	5.45%	to	6.62%
2023	1.40%	to	2.50%	232,849	4.60	to	34.52	1,196,795	0.00%	13.62%	to	14.88%
2022	1.40%	to	2.50%	236,779	4.00	to	30.38	1,058,035	0.00%	-39.54%	to	-38.88%
2021	1.40%	to	2.50%	258,522	6.55	to	52.66	2,090,758	0.00%	-8.38%	to	-7.37%

ALCAI2
2025	1.40%	to	2.30%	363,771	37.38	to	192.30	14,391,547	0.00%	29.85%	to	31.02%
2024	1.40%	to	2.80%	401,770	28.53	to	146.91	12,119,820	0.00%	44.03%	to	46.06%
2023	1.40%	to	2.80%	452,242	19.53	to	100.68	9,298,588	0.00%	39.19%	to	41.15%
2022	1.40%	to	2.80%	494,833	13.84	to	71.40	7,234,310	0.00%	-38.27%	to	-37.40%
2021	1.40%	to	2.80%	518,794	22.11	to	114.18	12,174,189	0.00%	15.84%	to	17.47%

ALCGI2
2025	1.40%	to	2.30%	442,576	12.41	to	88.78	6,156,059	0.00%	27.31%	to	28.46%
2024	1.40%	to	2.30%	501,278	9.66	to	69.28	5,388,992	0.00%	39.62%	to	40.89%
2023	1.40%	to	2.30%	542,933	6.86	to	49.30	4,146,042	0.00%	29.66%	to	30.83%
2022	1.40%	to	2.65%	590,403	5.24	to	37.77	3,451,498	0.00%	-40.26%	to	-39.51%
2021	1.40%	to	2.65%	638,456	8.66	to	62.60	6,296,235	0.00%	8.92%	to	10.29%

ALMGI2
2025	1.40%	to	2.65%	234,188	8.70	to	72.83	2,365,671	0.00%	13.71%	to	15.14%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	1.40%	to	2.65%	242,815	7.55	to	63.41	2,134,500	0.00%	17.89%	to	19.38%
2023	1.40%	to	2.65%	284,909	6.33	to	53.25	2,068,920	0.00%	19.96%	to	21.47%
2022	1.40%	to	2.65%	295,367	5.21	to	43.95	1,779,422	0.00%	-37.74%	to	-36.96%
2021	1.40%	to	2.65%	322,834	8.26	to	69.89	3,209,850	0.00%	1.48%	to	2.75%

SVDF
2025	1.40%	to	2.65%	32,469	45.02	to	55.20	1,779,991	0.00%	2.63%	to	3.92%
2024	1.40%	to	2.80%	36,790	42.79	to	53.12	1,936,698	0.00%	14.85%	to	16.48%
2023	1.40%	to	2.80%	40,367	37.25	to	45.60	1,826,396	0.00%	16.84%	to	18.48%
2022	1.40%	to	2.80%	43,841	31.88	to	38.49	1,674,442	0.00%	-39.57%	to	-38.71%
2021	1.40%	to	2.80%	45,819	52.76	to	62.80	2,857,740	0.00%	-7.67%	to	-6.36%

SVOF
2025	1.40%	to	2.65%	177,830	10.24	to	80.03	2,226,577	0.05%	3.92%	to	5.23%
2024	1.40%	to	2.80%	187,805	9.73	to	76.13	2,230,150	0.05%	11.85%	to	13.44%
2023	1.40%	to	2.80%	200,126	8.58	to	67.17	2,081,907	0.00%	23.02%	to	24.75%
2022	1.40%	to	2.80%	207,340	6.88	to	53.90	1,722,646	0.00%	-22.99%	to	-21.91%
2021	1.40%	to	2.80%	215,401	8.81	to	69.09	2,290,670	0.04%	21.33%	to	23.04%

DSIF
2025	1.40%	to	2.15%	1,292,349	13.53	to	69.90	18,101,217	1.03%	15.03%	to	15.90%
2024	1.40%	to	2.15%	1,410,734	11.67	to	60.37	17,053,479	1.16%	22.00%	to	22.92%
2023	1.40%	to	2.15%	1,573,117	9.49	to	49.16	15,471,401	1.42%	23.26%	to	24.18%
2022	1.40%	to	2.65%	1,655,939	7.65	to	39.63	13,164,961	1.31%	-20.45%	to	-19.45%
2021	1.40%	to	2.65%	1,813,063	9.49	to	49.25	18,725,516	1.14%	25.06%	to	26.63%

DSRG
2025	1.60%	to	1.65%	190	50.77	to	54.65	9,825	0.29%	14.07%	to	14.13%
2024	1.40%	to	1.65%	244,462	8.45	to	47.88	2,078,214	0.54%	22.84%	to	23.14%
2023	1.40%	to	1.65%	262,248	6.86	to	38.96	1,810,050	0.74%	21.80%	to	22.11%
2022	1.40%	to	1.65%	275,967	5.62	to	31.97	1,559,648	0.53%	-24.13%	to	-23.94%
2021	1.40%	to	1.65%	302,720	7.39	to	39.21	2,246,715	0.75%	24.92%	to	25.23%

DVSCS
2025	1.40%	to	1.65%	1,693	42.07	to	43.30	72,519	1.37%	3.63%	to	3.89%
2024	1.40%	to	2.80%	2,431	33.59	to	41.68	96,199	1.11%	4.96%	to	6.45%
2023	1.40%	to	3.00%	4,564	30.68	to	39.15	172,646	1.08%	11.99%	to	13.79%
2022	1.40%	to	3.00%	5,228	27.40	to	34.41	172,046	1.03%	-19.11%	to	-17.81%
2021	1.40%	to	3.00%	7,561	33.87	to	41.86	306,253	0.62%	22.42%	to	24.39%

CLVGT2
2025	1.40%	to	2.80%	264,111	7.76	to	131.48	2,381,474	0.00%	30.67%	to	32.50%
2024	1.40%	to	2.80%	300,032	5.86	to	114.17	2,083,821	0.00%	23.07%	to	24.81%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	1.40%	to	2.80%	314,171	4.69	to	92.03	1,755,908	0.00%	40.89%	to	42.86%
2022	1.40%	to	2.80%	345,679	3.29	to	64.80	1,366,834	0.00%	-33.74%	to	-32.81%
2021	1.40%	to	2.80%	357,371	4.89	to	97.02	2,156,138	0.28%	34.86%	to	36.76%

FHIB
2025	1.40%	to	2.65%	64,199	4.10	to	28.91	309,344	6.04%	5.40%	to	6.72%
2024	1.40%	to	2.65%	74,047	3.85	to	27.16	330,609	5.56%	3.48%	to	4.78%
2023	1.40%	to	2.65%	79,169	3.67	to	25.98	337,968	7.94%	9.78%	to	11.15%
2022	1.40%	to	2.65%	95,261	3.30	to	23.44	590,956	6.61%	-14.08%	to	-13.00%
2021	1.40%	to	2.65%	109,059	3.80	to	27.01	897,620	4.92%	2.11%	to	3.39%

FVK2S
2025	1.40%			4,561	35.30			160,972	0.00%	9.72%
2024	1.40%			4,615	32.17			148,462	0.67%	15.15%
2023	1.40%			5,246	27.94			146,579	0.00%	13.27%
2022	1.40%			5,675	24.67			139,979	0.00%	-31.23%
2021	1.40%	to	1.65%	8,091	35.20	to	35.87	288,468	0.00%	0.59%	to	0.84%

FVU2
2025	1.40%	to	2.65%	47,043	3.78	to	24.14	248,294	2.86%	4.24%	to	5.55%
2024	1.40%	to	2.65%	49,635	3.58	to	22.93	248,085	2.18%	12.52%	to	13.94%
2023	1.40%	to	2.65%	50,128	3.14	to	20.18	222,264	2.00%	5.85%	to	7.18%
2022	1.40%	to	2.65%	66,071	2.93	to	18.87	254,430	1.89%	-16.01%	to	-14.95%
2021	1.40%	to	2.65%	76,661	3.45	to	22.25	335,932	1.77%	15.41%	to	16.86%

GVR2XS
2022	1.40%			623	13.87			8,633	0.00%	-43.80%

GVRUGM
2025	1.40%	to	2.25%	99,070	0.91	to	10.51	234,743	2.80%	0.55%	to	1.41%
2024	1.40%	to	2.25%	109,629	0.90	to	10.36	262,198	3.80%	1.57%	to	2.44%
2023	1.40%	to	2.25%	117,056	0.88	to	10.12	289,058	3.62%	1.39%	to	2.26%
2022	1.40%	to	2.25%	123,950	0.86	to	9.89	303,178	0.71%	-1.50%	to	-0.66%
2021	1.40%	to	2.25%	134,714	0.86	to	9.96	327,689	0.00%	-2.22%	to	-1.39%

RAF
2025	1.40%			10,373	0.21			2,174	1.26%	-17.35%
2024	1.40%			280,151	0.24	to	0.25	68,219	3.87%	-16.97%	to	-16.96%
2023	1.40%			416,255	0.29	to	0.31	122,965	0.60%	-32.80%
2022	1.40%			175,730	0.44	to	0.45	78,869	0.00%	32.97%
2021	1.40%			348,223	0.33	to	0.34	114,246	0.00%	-26.49%

RBF
2025	1.40%	to	2.80%	7,766	39.72	to	50.36	364,067	0.00%	26.53%	to	28.31%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	1.40%	to	2.80%	8,831	31.22	to	39.25	318,721	0.00%	-4.14%	to	-2.78%
2023	1.40%	to	2.80%	10,419	32.12	to	40.37	383,931	0.00%	2.63%	to	4.07%
2022	1.40%	to	2.80%	13,540	30.86	to	38.79	466,681	0.00%	-15.70%	to	-14.52%
2021	1.40%	to	2.80%	13,999	36.10	to	45.38	566,153	0.00%	-1.38%	to	0.01%

RBKF
2025	1.40%	to	2.65%	4,634	10.27	to	15.73	65,368	0.65%	20.51%	to	22.02%
2024	1.40%	to	2.65%	4,696	8.53	to	12.89	53,711	2.59%	19.88%	to	21.39%
2023	1.40%	to	2.65%	4,832	7.11	to	10.62	45,459	1.03%	0.28%	to	1.54%
2022	1.40%	to	2.65%	5,902	7.09	to	10.46	56,059	1.40%	-19.18%	to	-18.17%
2021	1.40%	to	2.65%	7,764	8.78	to	12.78	84,530	0.69%	30.00%	to	31.64%

RBMF
2025	1.40%	to	2.65%	2,175	31.16	to	39.62	80,963	1.45%	29.42%	to	31.04%
2024	1.40%	to	2.65%	2,354	24.08	to	30.24	67,168	0.88%	-5.04%	to	-3.84%
2023	1.40%	to	2.65%	2,709	25.36	to	31.44	80,761	0.00%	6.13%	to	7.46%
2022	1.40%	to	2.65%	3,408	23.89	to	29.26	94,199	0.53%	-12.01%	to	-10.90%
2021	1.40%	to	2.65%	3,334	27.15	to	32.84	102,535	0.58%	19.73%	to	21.23%

RCPF
2025	1.40%	to	1.65%	1,050	28.94	to	36.66	34,677	1.47%	-5.10%	to	-4.86%
2024	1.40%	to	1.65%	1,529	30.50	to	38.53	54,274	1.25%	2.70%	to	2.96%
2023	1.40%	to	2.65%	6,798	25.28	to	37.43	237,438	1.33%	-5.82%	to	-4.64%
2022	1.40%	to	2.65%	8,116	26.84	to	39.25	288,121	0.62%	-3.50%	to	-2.28%
2021	1.40%	to	2.65%	10,892	27.81	to	40.17	374,297	0.84%	7.73%	to	9.08%

RELF
2025	1.40%	to	2.65%	1,526	47.06	to	79.57	85,922	0.00%	37.80%	to	39.53%
2024	1.40%	to	2.65%	2,274	33.73	to	57.03	86,117	0.00%	13.08%	to	14.51%
2023	1.40%	to	2.65%	2,334	29.45	to	49.80	73,681	0.00%	50.72%	to	52.61%
2022	1.40%	to	2.65%	1,896	19.30	to	32.64	39,840	0.00%	-34.46%	to	-33.64%
2021	1.40%	to	2.65%	2,077	29.08	to	49.18	65,319	0.00%	34.64%	to	36.33%

RENF
2025	1.40%	to	2.80%	9,065	13.89	to	17.62	153,681	2.02%	4.54%	to	6.01%
2024	1.40%	to	2.80%	14,749	13.29	to	16.62	236,340	2.38%	-2.71%	to	-1.33%
2023	1.40%	to	2.80%	17,348	13.66	to	16.84	279,364	3.75%	-1.19%	to	0.20%
2022	1.40%	to	2.80%	19,404	13.83	to	16.81	317,284	1.02%	44.21%	to	46.23%
2021	1.40%	to	2.80%	21,891	9.59	to	11.49	243,407	0.55%	46.31%	to	48.37%

RESF
2025	1.40%	to	2.80%	7,007	3.82	to	5.37	32,794	0.08%	-1.07%	to	0.33%
2024	1.40%	to	2.80%	12,375	3.80	to	5.35	54,125	0.00%	-10.46%	to	-9.19%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	1.40%	to	2.80%	13,403	4.19	to	5.89	64,034	0.00%	1.56%	to	2.99%
2022	1.40%	to	2.80%	11,615	4.07	to	5.72	55,593	0.00%	38.64%	to	40.59%
2021	1.40%	to	2.80%	15,845	2.89	to	4.07	51,617	0.10%	14.26%	to	15.87%

RFSF
2025	1.40%	to	2.15%	1,669	19.47	to	22.33	35,461	0.54%	8.41%	to	9.22%
2024	1.40%	to	2.15%	2,028	17.96	to	20.44	39,848	1.05%	19.65%	to	20.55%
2023	1.40%	to	2.15%	11,633	15.01	to	16.96	193,744	0.00%	11.49%	to	12.33%
2022	1.40%	to	2.15%	12,041	13.47	to	15.09	178,809	0.60%	-19.85%	to	-19.25%
2021	1.40%	to	2.15%	12,737	16.80	to	18.69	234,009	0.39%	32.39%	to	33.38%

RHCF
2025	1.40%	to	2.80%	3,291	33.86	to	42.93	136,295	0.00%	10.92%	to	12.48%
2024	1.40%	to	2.80%	5,075	30.53	to	38.17	183,727	0.00%	-2.64%	to	-1.26%
2023	1.40%	to	2.80%	12,441	31.36	to	38.65	464,509	0.00%	2.13%	to	3.57%
2022	1.40%	to	2.80%	14,349	30.70	to	37.32	515,300	0.00%	-14.43%	to	-13.23%
2021	1.40%	to	2.80%	16,897	35.88	to	43.01	686,641	0.00%	15.56%	to	17.19%

RINF
2025	1.40%	to	2.15%	462	52.74	to	59.57	26,261	0.00%	15.98%	to	16.85%
2024	1.40%	to	2.80%	1,284	40.78	to	50.98	58,004	0.00%	19.98%	to	21.68%
2023	1.40%	to	2.80%	1,311	33.99	to	41.90	49,030	0.00%	43.33%	to	45.34%
2022	1.40%	to	2.80%	1,639	23.71	to	28.83	42,018	0.00%	-46.36%	to	-45.61%
2021	1.40%	to	2.80%	1,812	30.61	to	53.00	84,004	0.00%	-7.29%	to	-5.98%

RJNF
2025	1.40%	to	1.95%	9,630	0.29	to	2.95	19,667	7.10%	-0.12%	to	0.43%
2024	1.40%	to	1.95%	9,734	0.29	to	2.93	19,913	4.48%	14.64%	to	15.27%
2023	1.40%	to	1.95%	9,846	0.25	to	2.54	17,583	0.00%	2.23%	to	2.79%
2022	1.40%	to	1.95%	9,956	0.25	to	2.48	17,401	0.00%	43.40%	to	44.18%
2021	1.40%	to	1.95%	10,509	0.17	to	1.72	13,024	0.00%	-0.98%	to	-0.43%

RLCE
2025	1.40%	to	2.80%	3,324	12.99	to	17.34	55,508	1.33%	32.69%	to	34.56%
2024	1.40%	to	2.80%	3,848	9.79	to	12.89	48,064	6.60%	-5.70%	to	-4.36%
2023	1.40%	to	2.80%	8,279	10.38	to	13.47	109,065	0.38%	16.79%	to	18.43%
2022	1.40%	to	2.80%	10,360	8.89	to	11.38	111,783	0.00%	-15.47%	to	-14.28%
2021	1.40%	to	2.80%	10,506	10.52	to	13.27	132,698	0.26%	15.44%	to	17.06%

RLCJ
2025	1.40%	to	2.80%	457	20.45	to	26.62	10,387	4.31%	47.36%	to	49.43%
2024	1.40%	to	2.80%	882	13.88	to	17.81	14,572	3.57%	-1.79%	to	-0.40%
2023	1.40%	to	2.80%	1,112	14.13	to	17.88	17,955	0.03%	30.76%	to	32.60%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	1.40%	to	2.80%	5,561	10.81	to	13.49	70,485	0.00%	-44.57%	to	-43.78%
2021	1.40%	to	2.80%	5,477	19.50	to	23.99	123,853	0.00%	-16.47%	to	-15.29%

RLF
2025	1.40%			49	29.15			1,415	0.00%	6.97%
2024	1.40%			49	27.25			1,323	0.05%	14.87%
2023	1.40%	to	1.65%	74	23.73	to	27.24	1,857	0.00%	20.49%	to	20.79%
2022	1.40%	to	1.65%	511	19.64	to	22.61	10,107	0.00%	-28.75%	to	-28.57%
2021	1.40%	to	1.95%	1,692	27.50	to	31.73	49,709	0.00%	-1.03%	to	-0.48%

RMED
2025	1.40%	to	2.80%	26,732	8.65	to	86.49	381,880	0.49%	2.13%	to	3.57%
2024	1.40%	to	2.80%	27,336	8.35	to	83.50	387,958	0.62%	12.06%	to	13.65%
2023	1.40%	to	2.80%	27,346	7.35	to	73.47	365,792	0.00%	15.57%	to	17.19%
2022	1.40%	to	2.80%	32,668	6.27	to	62.69	391,828	0.00%	-25.32%	to	-24.27%
2021	1.40%	to	2.80%	32,653	8.28	to	82.78	540,619	0.00%	31.52%	to	33.37%

RMEK
2025	1.40%	to	1.65%	18,444	5.95	to	59.46	199,509	1.81%	10.63%	to	10.91%
2024	1.40%	to	2.80%	20,165	5.36	to	53.61	255,712	1.37%	7.87%	to	9.40%
2023	1.40%	to	2.80%	18,592	4.90	to	49.00	186,809	0.00%	16.48%	to	18.12%
2022	1.40%	to	2.80%	22,360	4.15	to	41.48	230,739	0.00%	-35.29%	to	-34.38%
2021	1.40%	to	2.80%	20,578	6.32	to	63.22	257,747	0.07%	15.71%	to	17.35%

RNF
2025	1.40%	to	2.15%	20,272	73.58	to	84.10	1,683,392	0.00%	18.30%	to	19.19%
2024	1.40%	to	2.80%	26,467	59.72	to	70.56	1,847,043	0.00%	29.07%	to	30.90%
2023	1.40%	to	2.80%	27,014	46.27	to	53.90	1,441,595	0.00%	31.36%	to	33.20%
2022	1.40%	to	2.80%	29,223	33.26	to	40.47	1,171,553	0.43%	-32.19%	to	-31.23%
2021	1.40%	to	2.80%	32,437	48.98	to	58.85	1,892,219	0.35%	38.26%	to	40.21%

ROF
2025	1.40%	to	2.65%	20,154	113.09	to	142.84	2,813,748	0.03%	15.93%	to	17.38%
2024	1.40%	to	2.80%	26,151	75.92	to	121.69	3,112,783	0.20%	20.47%	to	22.17%
2023	1.40%	to	2.80%	29,740	63.02	to	99.60	2,896,561	0.00%	49.01%	to	51.10%
2022	1.40%	to	2.80%	29,601	42.29	to	65.92	1,936,047	0.00%	-35.96%	to	-35.06%
2021	1.40%	to	2.80%	34,546	66.04	to	101.50	3,445,776	0.00%	22.08%	to	23.80%

RPMF
2025	1.40%	to	2.80%	17,549	20.52	to	28.99	435,510	2.35%	140.57%	to	143.94%
2024	1.40%	to	2.80%	25,033	8.41	to	11.88	267,786	1.46%	5.11%	to	6.60%
2023	1.40%	to	2.80%	25,745	7.89	to	11.15	259,717	0.33%	0.96%	to	2.39%
2022	1.40%	to	2.80%	27,059	7.71	to	10.89	268,775	0.42%	-13.54%	to	-12.32%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	1.40%	to	2.80%	28,491	8.79	to	12.42	316,293	3.60%	-11.70%	to	-10.46%

RREF
2025	1.40%	to	2.65%	1,267	18.35	to	27.05	29,657	1.64%	0.19%	to	1.45%
2024	1.40%	to	2.65%	1,343	18.32	to	26.66	31,544	1.35%	2.27%	to	3.57%
2023	1.40%	to	2.65%	1,320	17.91	to	25.74	29,994	1.20%	7.44%	to	8.79%
2022	1.40%	to	2.65%	1,563	16.67	to	23.66	33,055	0.85%	-29.29%	to	-28.41%
2021	1.40%	to	2.65%	2,073	23.58	to	33.05	59,854	0.66%	30.57%	to	32.21%

RRF
2025	1.40%	to	2.65%	1,216	34.10	to	44.69	50,586	0.00%	7.30%	to	8.65%
2024	1.40%	to	2.65%	1,249	31.78	to	41.13	48,050	0.00%	13.53%	to	14.97%
2023	1.40%	to	2.65%	1,298	28.00	to	35.78	43,687	0.00%	13.52%	to	14.94%
2022	1.40%	to	2.65%	1,432	24.66	to	31.13	41,732	0.00%	-28.44%	to	-27.54%
2021	1.40%	to	2.65%	1,560	34.46	to	42.96	62,655	0.00%	8.83%	to	10.20%

RTEC
2025	1.40%	to	1.95%	3,829	49.75	to	74.09	221,018	0.00%	23.27%	to	23.95%
2024	1.40%	to	2.80%	4,591	40.14	to	59.78	219,456	0.00%	20.53%	to	22.24%
2023	1.40%	to	2.80%	6,709	32.83	to	48.90	254,012	0.00%	44.92%	to	46.95%
2022	1.40%	to	2.80%	6,139	22.34	to	33.28	169,557	0.00%	-38.01%	to	-37.14%
2021	1.40%	to	2.80%	7,666	35.54	to	52.94	346,523	0.00%	17.17%	to	18.83%

RTEL
2025	1.40%	to	2.80%	1,558	11.86	to	16.01	19,485	0.22%	27.52%	to	29.31%
2024	1.40%	to	2.80%	1,579	9.17	to	12.74	15,325	0.48%	12.51%	to	14.11%
2023	1.40%	to	2.80%	1,588	8.04	to	11.16	13,512	0.87%	3.37%	to	4.82%
2022	1.40%	to	2.80%	1,878	7.67	to	10.65	15,912	0.59%	-27.89%	to	-26.88%
2021	1.40%	to	2.80%	2,390	10.48	to	14.57	28,405	0.70%	5.97%	to	7.47%

RTF
2025	1.40%	to	2.80%	6,479	91.32	to	167.84	753,544	0.09%	21.82%	to	23.54%
2024	1.40%	to	2.80%	6,621	74.96	to	135.86	597,792	0.65%	38.31%	to	40.27%
2023	1.40%	to	2.80%	10,515	54.20	to	96.86	695,165	0.09%	41.05%	to	43.03%
2022	1.40%	to	2.80%	12,157	38.42	to	67.72	559,080	0.00%	-41.44%	to	-40.61%
2021	1.40%	to	2.80%	11,626	65.61	to	114.02	914,063	0.00%	53.92%	to	56.09%

RTRF
2025	1.40%	to	2.15%	568	34.59	to	37.97	20,638	0.00%	9.39%	to	10.21%
2024	1.40%	to	2.15%	589	31.62	to	34.54	19,473	0.28%	-0.61%	to	0.14%
2023	1.40%	to	1.65%	385	34.21	to	34.58	13,230	0.00%	22.45%	to	22.76%
2022	1.40%	to	1.65%	539	27.86	to	28.24	15,135	0.00%	-36.09%	to	-35.93%
2021	1.40%	to	1.65%	510	43.49	to	44.18	22,283	0.00%	20.18%	to	20.48%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

RUF
2025	1.40%	to	1.65%	21,991	0.05	to	0.45	6,996	5.87%	-13.21%	to	-12.99%
2024	1.40%	to	1.65%	183,763	0.05	to	0.52	73,783	3.56%	-14.54%	to	-14.32%
2023	1.40%	to	1.65%	195,003	0.06	to	0.61	90,795	0.59%	-16.34%	to	-16.13%
2022	1.40%	to	1.65%	322,601	0.07	to	0.73	194,808	0.00%	14.69%	to	14.98%
2021	1.40%	to	1.65%	224,320	0.06	to	0.64	108,729	0.00%	-25.68%	to	-25.49%

RUGB
2025	1.40%	to	2.50%	5,097	8.99	to	15.10	70,163	3.24%	-0.83%	to	0.26%
2024	1.40%	to	2.50%	6,415	1.04	to	15.06	44,910	3.25%	-14.63%	to	-13.68%
2023	1.40%	to	2.50%	13,518	1.21	to	17.45	65,940	2.88%	-3.48%	to	-2.42%
2022	1.40%	to	2.50%	17,812	1.23	to	17.88	81,418	1.53%	-42.29%	to	-41.65%
2021	1.40%	to	2.50%	20,562	2.12	to	30.65	179,679	0.35%	-9.78%	to	-8.78%

RUTL
2025	1.40%	to	2.65%	5,635	22.89	to	38.56	186,301	1.40%	14.01%	to	15.45%
2024	1.40%	to	2.65%	7,696	19.83	to	33.40	207,274	1.40%	16.71%	to	18.18%
2023	1.40%	to	2.65%	5,298	16.78	to	28.26	117,115	1.02%	-9.55%	to	-8.41%
2022	1.40%	to	2.65%	14,793	18.32	to	30.86	306,362	0.85%	-1.60%	to	-0.36%
2021	1.40%	to	2.65%	16,719	18.39	to	30.97	356,722	1.58%	11.53%	to	12.93%

RVARS
2025	2.65%			109	7.54			824	2.34%	-1.40%
2024	2.65%			94	7.65			716	4.87%	-6.19%
2023	2.65%			96	8.16			783	2.82%	1.65%
2022	2.15%	to	2.65%	224	8.02	to	8.59	1,871	1.15%	-5.92%	to	-5.45%
2021	2.15%	to	2.65%	222	8.53	to	9.08	1,966	0.00%	5.28%	to	5.81%

RVCMD
2025	1.40%	to	2.65%	5,022	2.44	to	2.98	14,788	3.98%	2.15%	to	3.43%
2024	1.40%	to	2.65%	4,923	2.39	to	2.88	14,024	3.67%	5.44%	to	6.78%
2023	1.40%	to	2.65%	5,434	2.27	to	2.70	14,327	10.29%	-8.69%	to	-7.54%
2022	1.40%	to	2.65%	20,358	2.48	to	2.92	58,076	2.68%	19.68%	to	21.18%
2021	1.40%	to	2.65%	6,130	2.07	to	2.41	14,222	0.00%	35.90%	to	37.61%

RVF
2025	1.40%	to	2.65%	12,165	394.39	to	735.12	6,107,737	0.00%	25.86%	to	27.44%
2024	1.40%	to	2.80%	12,907	305.32	to	576.81	5,057,386	0.00%	37.96%	to	39.92%
2023	1.40%	to	2.80%	13,123	221.31	to	412.25	3,698,782	0.00%	110.19%	to	113.14%
2022	1.40%	to	2.80%	11,853	105.29	to	193.42	1,575,261	0.00%	-62.12%	to	-61.58%
2021	1.40%	to	2.80%	13,928	277.94	to	503.48	4,804,151	0.00%	49.22%	to	51.32%

RVIDD

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	1.40%	to	1.65%	139,879	0.04			5,232	6.03%	-22.00%	to	-21.80%
2024	1.40%	to	1.65%	1,868,435	0.05			89,372	3.10%	-17.33%	to	-17.09%
2023	1.40%	to	1.65%	1,809,990	0.06			104,431	0.14%	-19.59%	to	-19.38%
2022	1.40%	to	1.65%	966,050	0.07			68,911	0.00%	3.35%	to	3.61%
2021	1.40%	to	1.65%	1,940,266	0.07			133,999	0.00%	-36.39%	to	-36.23%

RVIMC
2025	1.40%			150	0.55			83	3.50%	-6.43%
2024	1.40%			150	0.59			88	0.27%	-7.67%
2023	1.40%			150	0.64			96	0.49%	-10.30%
2022	1.40%			150	0.71			107	0.00%	7.56%
2021	1.40%			150	0.66			99	0.00%	-24.30%

RVISC
2025	1.40%			257	0.50			129	0.18%	-10.83%
2024	1.40%			116,885	0.56			65,726	0.03%	-6.96%
2023	1.40%			124,984	0.60			75,537	0.00%	-12.46%
2022	1.40%			258	0.69			178	0.00%	15.74%
2021	1.40%			165,670	0.59	to	0.60	98,828	0.00%	-19.62%

RVLCG
2025	1.40%	to	2.65%	14,583	38.08	to	46.90	635,578	0.00%	8.83%	to	10.20%
2024	1.40%	to	2.65%	13,348	34.99	to	42.56	541,638	0.05%	23.34%	to	24.90%
2023	1.40%	to	2.65%	18,934	28.37	to	34.07	599,545	0.00%	3.69%	to	4.99%
2022	1.40%	to	2.15%	10,218	29.41	to	32.45	324,966	0.00%	-29.88%	to	-29.35%
2021	1.40%	to	2.65%	16,667	39.21	to	45.94	725,663	0.00%	24.25%	to	25.81%

RVLCV
2025	1.40%	to	1.95%	7,611	32.55	to	35.72	270,217	1.19%	13.78%	to	14.41%
2024	1.40%	to	1.95%	7,256	28.61	to	31.22	225,181	1.14%	8.69%	to	9.30%
2023	1.40%	to	1.95%	9,178	26.32	to	28.57	260,623	1.37%	4.24%	to	4.81%
2022	1.40%	to	2.65%	17,945	22.98	to	27.26	459,465	0.72%	-5.09%	to	-3.90%
2021	1.40%	to	1.95%	9,418	26.42	to	28.36	265,868	0.58%	29.76%	to	30.48%

RVLDD
2025	1.40%	to	2.80%	9,907	71.17	to	90.06	879,596	0.94%	16.20%	to	17.83%
2024	1.40%	to	2.80%	9,240	61.25	to	76.43	697,157	1.19%	17.28%	to	18.95%
2023	1.40%	to	2.80%	10,471	52.22	to	64.25	663,528	0.32%	20.17%	to	21.85%
2022	1.40%	to	2.80%	12,421	43.46	to	52.73	645,245	0.00%	-22.68%	to	-21.59%
2021	1.40%	to	2.80%	12,167	56.21	to	67.25	804,560	0.00%	36.72%	to	38.65%

RVMCG
2025	1.40%	to	1.95%	2,215	37.15	to	40.77	88,225	0.00%	5.12%	to	5.69%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	1.40%	to	1.95%	2,765	35.34	to	38.58	104,191	0.00%	13.90%	to	14.53%
2023	1.40%	to	1.95%	3,181	31.03	to	33.68	105,031	0.00%	12.47%	to	13.09%
2022	1.40%	to	2.25%	3,442	26.11	to	29.78	100,034	0.00%	-24.34%	to	-23.70%
2021	1.40%	to	2.25%	3,965	34.51	to	39.03	150,638	0.00%	9.72%	to	10.65%

RVMCV
2025	1.40%	to	2.65%	1,337	33.02	to	41.00	53,856	0.14%	3.34%	to	4.64%
2024	1.40%	to	2.65%	1,015	31.95	to	39.18	38,887	0.07%	1.67%	to	2.96%
2023	1.40%	to	2.65%	1,020	31.42	to	38.05	37,976	0.00%	24.49%	to	26.05%
2022	1.40%	to	2.65%	7,304	25.24	to	30.19	190,033	0.47%	-7.69%	to	-6.53%
2021	1.40%	to	2.65%	1,334	27.35	to	32.30	42,397	0.04%	27.82%	to	29.43%

RVSCG
2025	1.40%	to	2.65%	1,729	26.70	to	32.88	53,398	0.00%	5.75%	to	7.08%
2024	1.40%	to	2.80%	2,068	24.61	to	30.71	56,395	0.00%	5.18%	to	6.68%
2023	1.40%	to	2.80%	2,165	23.40	to	28.79	56,190	0.09%	14.24%	to	15.84%
2022	1.40%	to	2.80%	2,546	20.48	to	24.85	56,747	0.00%	-31.83%	to	-30.87%
2021	1.40%	to	2.80%	2,729	30.04	to	35.95	89,254	0.00%	15.87%	to	17.50%

RVSCV
2025	1.40%	to	2.15%	2,425	24.41	to	28.02	65,831	0.00%	4.50%	to	5.29%
2024	1.40%	to	2.15%	2,430	23.36	to	26.61	62,694	0.00%	1.52%	to	2.29%
2023	1.40%	to	3.00%	2,805	19.90	to	26.01	69,940	0.00%	17.50%	to	19.38%
2022	1.40%	to	3.00%	3,527	16.93	to	21.79	72,457	0.00%	-10.94%	to	-9.51%
2021	1.40%	to	3.00%	4,524	19.02	to	24.08	102,895	0.00%	39.18%	to	41.42%

RVSDL
2025	1.40%			50	7.66			380	6.40%	-15.48%
2024	1.40%			50	9.06			450	3.02%	19.32%
2023	1.40%			50	7.60			379	0.25%	-0.22%
2022	1.40%			50	7.61			380	0.00%	14.07%
2021	1.40%			50	6.67			333	0.00%	9.55%

RVWDL
2025	1.40%	to	1.65%	726	3.96	to	4.07	2,959	4.21%	17.03%	to	17.32%
2024	1.40%	to	1.65%	743	3.38	to	3.47	2,580	5.87%	-14.64%	to	-14.42%
2023	1.40%	to	1.65%	759	3.96	to	4.06	3,079	0.09%	1.17%	to	1.42%
2022	1.40%	to	1.65%	720	3.92	to	4.00	2,879	0.00%	-19.79%	to	-19.59%
2021	1.40%	to	1.65%	1,278	4.88	to	4.98	6,357	0.00%	-15.38%	to	-15.17%

AVGI
2025	1.40%	to	2.50%	11,363	33.43	to	40.17	455,363	0.65%	13.30%	to	14.55%
2024	1.40%	to	2.50%	12,107	29.50	to	35.07	423,351	0.71%	22.49%	to	23.85%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	1.40%	to	2.50%	13,073	24.08	to	28.31	369,231	0.70%	20.33%	to	21.65%
2022	1.40%	to	2.50%	14,816	20.02	to	23.27	344,122	0.91%	-22.51%	to	-21.65%
2021	1.40%	to	2.50%	16,781	25.83	to	29.70	497,620	0.63%	24.59%	to	25.96%

AVHY1
2025	1.40%	to	2.65%	11,000	19.30	to	23.81	253,635	6.24%	3.94%	to	5.24%
2024	1.40%	to	2.80%	9,104	18.10	to	22.62	194,193	4.91%	4.74%	to	6.22%
2023	1.40%	to	3.00%	15,210	16.53	to	21.30	308,002	4.82%	6.93%	to	8.65%
2022	1.40%	to	3.00%	17,668	15.46	to	19.60	324,182	4.31%	-12.22%	to	-10.81%
2021	1.40%	to	3.00%	24,527	17.61	to	21.98	509,099	4.88%	1.30%	to	2.93%

IVDDI
2025	1.65%	to	2.65%	2,705	27.52	to	31.52	82,731	1.72%	12.71%	to	13.85%
2024	1.40%	to	2.65%	3,713	24.42	to	28.42	102,679	1.89%	10.24%	to	11.63%
2023	1.40%	to	2.65%	4,120	22.15	to	25.46	102,567	1.32%	6.20%	to	7.53%
2022	1.40%	to	2.65%	9,385	20.76	to	23.68	212,773	1.95%	-4.25%	to	-3.04%
2021	1.40%	to	2.65%	5,825	21.68	to	24.42	134,425	2.09%	15.79%	to	17.24%

IVGMMI
2025	1.40%	to	2.65%	307,476	8.56	to	10.03	3,039,215	3.95%	1.29%	to	2.57%
2024	1.40%	to	2.65%	357,113	8.46	to	9.78	3,442,635	4.87%	2.22%	to	3.51%
2023	1.40%	to	2.65%	392,388	8.27	to	9.45	3,643,955	4.75%	2.13%	to	3.41%
2022	1.40%	to	2.65%	446,234	8.10	to	9.14	4,006,702	1.38%	-1.19%	to	0.05%
2021	1.40%	to	2.65%	452,546	8.20	to	9.13	4,089,292	0.01%	-2.61%	to	-1.38%

IVHS
2025	1.40%	to	2.65%	18,595	3.82	to	37.13	94,902	0.00%	12.31%	to	13.72%
2024	1.40%	to	2.65%	19,822	3.36	to	32.73	98,526	0.00%	1.43%	to	2.71%
2023	1.40%	to	2.65%	23,039	3.27	to	31.95	113,504	0.00%	0.34%	to	1.59%
2022	1.40%	to	2.65%	23,625	3.22	to	31.52	114,974	0.00%	-15.58%	to	-14.52%
2021	1.40%	to	2.65%	20,555	3.77	to	36.97	129,477	0.20%	9.36%	to	10.74%

IVMCC2
2025	1.40%	to	1.65%	18,431	4.48	to	43.57	192,257	0.09%	7.18%	to	7.45%
2024	1.40%	to	1.65%	20,314	4.17	to	40.65	256,371	0.13%	14.87%	to	15.16%
2023	1.40%	to	1.65%	20,564	3.62	to	35.39	232,582	0.04%	12.28%	to	12.56%
2022	1.40%	to	2.30%	20,646	3.22	to	31.52	210,164	0.07%	-16.40%	to	-15.64%
2021	1.40%	to	2.30%	21,180	3.82	to	37.46	270,365	0.24%	20.07%	to	21.16%

IVRE
2025	1.40%	to	2.00%	33,481	3.39	to	32.94	195,458	1.85%	5.72%	to	6.35%
2024	1.40%	to	2.80%	36,260	3.19	to	31.05	217,539	2.57%	-4.53%	to	-3.17%
2023	1.40%	to	2.80%	38,103	3.29	to	32.15	229,275	1.48%	6.04%	to	7.54%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	1.40%	to	2.80%	39,365	3.06	to	29.97	223,643	2.88%	-27.01%	to	-25.98%
2021	1.40%	to	2.80%	40,275	4.14	to	40.60	314,704	2.70%	22.24%	to	23.96%

IVT
2025	1.40%	to	2.65%	44,369	3.65	to	57.85	274,811	0.00%	17.32%	to	18.79%
2024	1.40%	to	2.80%	79,649	3.08	to	49.14	350,482	0.00%	30.54%	to	32.39%
2023	1.40%	to	2.80%	68,753	2.32	to	37.45	241,735	0.00%	42.90%	to	44.91%
2022	1.40%	to	2.80%	70,610	1.60	to	24.21	166,368	0.00%	-41.61%	to	-40.78%
2021	1.40%	to	2.80%	54,139	2.71	to	41.46	353,857	0.00%	11.25%	to	12.82%

JABIN
2025	1.40%	to	2.80%	53,072	29.76	to	36.89	1,938,205	2.06%	11.93%	to	13.51%
2024	1.40%	to	2.80%	49,571	26.59	to	32.50	1,594,941	2.02%	12.22%	to	13.81%
2023	1.40%	to	2.80%	55,807	23.69	to	28.56	1,579,221	2.11%	12.24%	to	13.81%
2022	1.40%	to	2.80%	57,881	21.11	to	25.09	1,440,589	1.23%	-18.71%	to	-17.56%
2021	1.40%	to	2.80%	62,960	25.97	to	30.44	1,902,016	0.92%	13.96%	to	15.57%

JAEI
2025	1.40%	to	2.65%	685,001	14.16	to	89.30	10,076,615	0.32%	4.86%	to	6.18%
2024	1.40%	to	2.80%	747,255	13.34	to	84.31	10,363,446	0.75%	12.40%	to	13.99%
2023	1.40%	to	3.00%	813,460	11.70	to	74.15	9,895,010	0.16%	14.59%	to	16.44%
2022	1.40%	to	3.00%	900,938	10.05	to	63.84	9,391,070	0.20%	-18.42%	to	-17.11%
2021	1.40%	to	3.00%	954,947	12.13	to	77.21	12,040,904	0.32%	13.38%	to	15.21%

JAFRIN
2025	1.40%			10,551	71.82			757,753	0.30%	16.50%
2024	1.40%	to	2.80%	10,703	50.43	to	61.65	655,688	0.11%	24.90%	to	26.67%
2023	1.40%	to	2.80%	11,001	40.38	to	48.67	532,083	0.20%	36.11%	to	38.02%
2022	1.40%	to	2.80%	11,614	29.67	to	35.26	406,110	0.16%	-35.39%	to	-34.48%
2021	1.40%	to	2.80%	14,344	45.91	to	53.81	763,519	0.00%	19.50%	to	21.19%

JAGRIN
2025	1.40%	to	2.30%	883,797	9.60	to	47.81	8,884,491	0.74%	18.17%	to	19.24%
2024	1.40%	to	2.30%	987,792	8.05	to	40.13	8,300,456	0.75%	20.76%	to	21.86%
2023	1.40%	to	2.25%	1,058,975	6.61	to	32.97	7,268,037	0.92%	23.97%	to	25.02%
2022	1.40%	to	2.25%	1,148,082	5.28	to	26.40	6,298,655	1.04%	-21.20%	to	-20.53%
2021	1.40%	to	2.25%	1,244,917	6.65	to	33.25	8,579,707	0.52%	15.46%	to	16.45%

JAIG
2025	1.40%	to	2.65%	45,444	5.83	to	56.66	474,537	1.43%	25.51%	to	27.08%
2024	1.40%	to	2.80%	54,217	4.59	to	44.70	418,365	1.34%	2.90%	to	4.36%
2023	1.40%	to	2.80%	63,145	4.40	to	42.94	463,971	1.52%	7.82%	to	9.34%
2022	1.40%	to	2.80%	66,588	4.02	to	39.37	454,974	1.70%	-11.13%	to	-9.87%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	1.40%	to	2.80%	70,484	4.46	to	43.79	603,908	1.13%	10.45%	to	12.01%

JARIN
2025	1.40%	to	2.65%	1,175,563	13.56	to	105.27	16,363,410	0.12%	15.29%	to	16.74%
2024	1.40%	to	2.65%	1,315,241	11.62	to	90.40	15,658,877	0.03%	31.76%	to	33.42%
2023	1.40%	to	2.65%	1,438,029	8.71	to	67.93	12,797,996	0.14%	39.44%	to	41.19%
2022	1.40%	to	2.65%	1,534,658	6.17	to	48.23	9,665,655	0.16%	-31.72%	to	-30.86%
2021	1.40%	to	2.65%	1,641,006	8.92	to	69.94	14,966,961	0.10%	17.19%	to	18.66%

JMCVIN
2025	1.40%			2,604	28.27			73,618	1.54%	5.02%
2024	1.40%			2,720	26.92			73,204	0.93%	11.52%
2023	1.40%			3,290	24.13			79,411	1.13%	9.85%
2022	1.40%			3,348	21.97			73,562	1.30%	-6.87%
2021	1.40%			3,519	23.59			83,018	0.45%	18.06%

LZREMS
2025	1.40%	to	3.00%	3,241	34.01	to	45.27	140,852	3.03%	37.58%	to	39.80%
2024	1.40%	to	3.00%	2,845	24.72	to	32.38	88,054	2.95%	4.24%	to	5.93%
2023	1.40%	to	3.00%	6,402	23.72	to	30.57	187,775	4.76%	18.67%	to	20.58%
2022	1.40%	to	3.00%	6,299	19.99	to	25.35	152,009	3.16%	-17.62%	to	-16.29%
2021	1.40%	to	3.00%	6,221	24.26	to	30.29	180,115	1.62%	2.35%	to	4.00%

LZRIES
2025	1.60%	to	2.25%	157	22.52	to	25.64	3,997	3.00%	30.16%	to	31.01%
2024	1.40%	to	2.25%	2,761	17.30	to	20.10	55,262	2.78%	3.26%	to	4.15%
2023	1.40%	to	2.25%	2,966	16.75	to	19.30	56,591	1.29%	13.31%	to	14.27%
2022	1.40%	to	2.65%	3,209	14.00	to	16.89	48,509	3.41%	-17.23%	to	-16.19%
2021	1.40%	to	2.65%	3,692	16.92	to	20.16	68,435	0.92%	3.07%	to	4.36%

LZRUSM
2025	1.40%	to	2.65%	130,555	4.56	to	48.18	827,012	0.00%	-0.49%	to	0.76%
2024	1.40%	to	2.65%	143,700	4.52	to	47.93	891,216	0.00%	8.19%	to	9.56%
2023	1.40%	to	2.65%	152,361	4.13	to	43.86	852,391	0.00%	7.16%	to	8.50%
2022	1.40%	to	2.65%	148,990	3.80	to	40.53	810,770	0.00%	-17.72%	to	-16.69%
2021	1.40%	to	2.65%	160,482	4.56	to	49.32	1,071,965	0.05%	16.74%	to	18.20%

LPVCAI
2025	1.65%	to	2.65%	1,493	26.91	to	31.63	42,391	0.00%	10.36%	to	11.46%
2024	1.65%	to	2.65%	1,312	24.38	to	28.38	35,002	0.10%	9.83%	to	10.94%
2023	1.40%	to	2.65%	2,249	22.20	to	26.19	56,079	0.31%	21.18%	to	22.70%
2022	1.40%	to	2.65%	2,346	18.32	to	21.35	47,532	0.45%	-28.34%	to	-27.44%
2021	1.40%	to	2.65%	2,538	25.56	to	29.42	70,999	0.16%	7.41%	to	8.77%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

LPVCII
2025	1.40%	to	2.30%	3,993	33.24	to	38.07	148,879	2.17%	10.06%	to	11.05%
2024	1.40%	to	2.30%	4,326	30.20	to	34.28	145,684	1.28%	14.18%	to	15.21%
2023	1.40%	to	3.00%	4,666	23.79	to	29.76	134,148	1.94%	10.83%	to	12.61%
2022	1.40%	to	3.00%	7,197	21.47	to	26.42	182,821	1.26%	-10.81%	to	-9.38%
2021	1.40%	to	3.00%	4,705	24.07	to	29.16	133,127	1.40%	23.05%	to	25.04%

LVCLGI
2025	1.40%	to	2.65%	3,086	49.74	to	60.17	174,293	0.00%	5.78%	to	7.11%
2024	1.40%	to	2.65%	2,788	47.02	to	56.18	149,232	0.00%	24.53%	to	26.10%
2023	1.40%	to	2.65%	3,622	37.76	to	44.55	155,372	0.00%	40.27%	to	42.03%
2022	1.40%	to	2.65%	3,141	26.92	to	31.37	95,931	0.00%	-34.02%	to	-33.19%
2021	1.40%	to	2.65%	7,213	40.80	to	46.95	329,362	0.00%	18.75%	to	20.25%

SBVHY
2025	2.25%			206	18.73			3,855	6.67%	7.51%
2024	2.25%			215	17.42			3,753	6.33%	4.67%
2023	2.25%			225	16.64			3,749	2.22%	7.81%
2022	1.40%	to	2.25%	623	15.43	to	17.53	10,429	6.61%	-15.64%	to	-14.92%
2021	1.40%	to	2.25%	636	18.30	to	20.60	12,538	4.09%	-0.93%	to	-0.08%

LACB2
2025	1.40%	to	2.65%	43,053	11.40	to	11.65	500,500	1.85%	6.75%	to	8.09%
2024	1.40%	to	2.65%	45,218	10.68	to	10.77	486,804	1.48%	6.82%	to	7.73%	*****

LACDV2
2025	1.50%	to	2.65%	17,096	11.71	to	11.94	203,274	0.35%	11.86%	to	13.15%
2024	1.40%	to	2.80%	103,965	10.46	to	10.56	1,096,922	0.95%	4.57%	to	5.57%	*****

LACI2
2025	1.40%	to	2.65%	18,252	11.12	to	11.35	206,959	1.18%	12.95%	to	14.37%
2024	1.40%	to	2.65%	20,632	9.84	to	9.93	204,730	0.57%	-1.57%	to	-0.72%	*****

LACIPS
2025	1.40%	to	1.65%	6,394	10.68	to	10.73	68,449	7.32%	4.59%	to	4.85%
2024	1.40%	to	1.65%	6,430	10.21	to	10.23	65,737	3.23%	2.14%	to	2.32%	*****

LACLV2
2025	1.40%			140	12.01			1,676	1.48%	13.80%
2024	1.40%			146	10.55			1,541	1.93%	5.52%			*****

LACU2
2025	1.40%	to	1.65%	9,435	13.11	to	13.16	124,029	0.00%	11.00%	to	11.27%
2024	1.40%	to	1.65%	9,511	11.81	to	11.83	112,452	0.00%	18.09%	to	18.29%	*****

LACV2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	1.40%	to	2.65%	159,975	11.83	to	12.08	1,930,395	1.56%	12.99%	to	14.41%
2024	1.40%	to	2.65%	183,506	10.47	to	10.56	1,936,888	2.16%	4.72%	to	5.61%	*****

LOVCDG
2025	1.40%	to	2.25%	46,285	7.20	to	69.96	510,404	0.61%	13.40%	to	14.37%
2024	1.40%	to	2.25%	46,767	6.30	to	61.32	484,470	0.58%	19.41%	to	20.43%
2023	1.40%	to	2.25%	42,705	5.23	to	51.05	381,730	0.80%	13.75%	to	14.71%
2022	1.40%	to	2.25%	50,422	4.56	to	44.61	368,486	0.80%	-15.47%	to	-14.75%
2021	1.40%	to	2.25%	53,219	5.35	to	52.46	586,655	0.69%	22.83%	to	23.88%

LOVGI
2025	1.40%	to	2.30%	492,059	5.01	to	53.31	2,699,323	0.57%	14.62%	to	15.66%
2024	1.40%	to	2.30%	515,340	4.33	to	46.14	2,450,646	0.84%	17.85%	to	18.92%
2023	1.40%	to	2.30%	564,043	3.64	to	38.84	2,250,862	0.96%	10.62%	to	11.62%
2022	1.40%	to	2.30%	578,328	3.26	to	34.83	2,083,024	1.30%	-11.50%	to	-10.70%
2021	1.40%	to	2.25%	591,283	3.66	to	39.04	2,359,161	0.99%	26.15%	to	27.23%

GIG
2025	1.40%			9,674	12.43			120,206	0.21%	24.26%			*****

GVEXD
2025	1.40%	to	2.25%	10,480	16.00	to	16.37	171,030	1.29%	15.09%	to	16.07%
2024	1.40%	to	2.25%	2,905	13.90	to	14.10	40,806	1.55%	22.09%	to	23.13%

NVAMVX
2025	1.40%			87,163	11.81			1,029,460	0.85%	18.11%			*****

NVCBDY
2025	1.40%			1,045	10.30			10,765	10.18%	2.97%			*****

NVOLG1
2025	1.40%			177,108	12.11			2,144,835	0.81%	21.10%			*****

AMCG
2025	1.40%	to	2.25%	40,660	4.60	to	55.00	286,370	0.00%	3.10%	to	3.98%
2024	1.40%	to	2.25%	41,018	4.42	to	53.18	280,061	0.00%	21.25%	to	22.29%
2023	1.40%	to	2.25%	41,382	3.62	to	43.81	234,292	0.00%	15.53%	to	16.51%
2022	1.40%	to	2.25%	41,192	3.10	to	37.76	203,252	0.00%	-30.32%	to	-29.72%
2021	1.40%	to	2.25%	46,023	4.42	to	54.00	330,073	0.00%	10.48%	to	11.42%

AMRI
2025	1.40%	to	2.50%	5,498	4.92	to	47.81	45,358	0.45%	8.80%	to	10.01%
2024	1.40%	to	2.50%	16,822	4.47	to	43.57	81,975	0.67%	6.12%	to	7.30%
2023	1.40%	to	3.00%	20,410	4.17	to	40.71	94,902	0.95%	7.73%	to	9.46%
2022	1.40%	to	3.00%	24,154	3.81	to	37.28	115,466	0.56%	-12.42%	to	-11.01%
2021	1.40%	to	3.00%	22,510	4.28	to	42.00	122,950	0.62%	28.88%	to	30.95%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

AMSRS
2025	1.40%	to	2.15%	14,522	52.31	to	59.08	846,936	0.00%	11.32%	to	12.16%
2024	1.40%	to	2.15%	15,735	46.99	to	52.68	819,767	0.22%	23.15%	to	24.09%
2023	1.40%	to	2.15%	16,832	38.15	to	42.45	707,432	0.34%	24.21%	to	25.14%
2022	1.40%	to	2.15%	18,032	30.72	to	33.92	605,906	0.44%	-20.18%	to	-19.58%
2021	1.40%	to	2.15%	19,348	38.48	to	42.19	809,737	0.36%	20.85%	to	21.76%

AMTB
2025	1.40%	to	2.65%	94,158	1.44	to	13.34	243,027	5.33%	2.95%	to	4.24%
2024	1.40%	to	2.65%	102,127	1.38	to	12.83	248,472	5.62%	3.31%	to	4.61%
2023	1.40%	to	2.65%	116,936	1.32	to	12.29	273,227	4.51%	3.14%	to	4.43%
2022	1.40%	to	2.65%	127,991	1.27	to	11.80	320,121	3.88%	-7.66%	to	-6.50%
2021	1.40%	to	2.65%	129,086	1.35	to	12.79	322,457	2.75%	-1.89%	to	-0.66%

NOVPDI
2025	1.40%	to	2.65%	203,428	13.34	to	16.14	3,275,200	1.25%	14.13%	to	15.56%
2024	1.40%	to	2.65%	215,553	11.69	to	13.97	3,003,766	1.54%	9.79%	to	11.18%
2023	1.40%	to	2.65%	235,397	10.65	to	12.56	2,951,241	1.71%	-4.15%	to	-2.95%
2022	1.40%	to	2.65%	249,147	11.11	to	12.94	3,219,337	1.41%	-12.69%	to	-11.60%
2021	1.40%	to	2.65%	268,364	12.72	to	14.64	3,923,422	1.26%	26.90%	to	28.49%

NOVPM
2025	1.40%	to	2.50%	486,393	23.66	to	28.23	13,707,366	0.00%	20.47%	to	21.80%
2024	1.40%	to	2.80%	533,037	18.96	to	23.18	12,332,218	0.00%	19.62%	to	21.31%
2023	1.40%	to	2.80%	575,273	15.85	to	19.11	10,973,602	0.00%	16.52%	to	18.15%
2022	1.40%	to	2.80%	614,682	13.61	to	16.17	9,925,593	0.00%	-24.69%	to	-23.63%
2021	1.40%	to	2.80%	646,066	18.07	to	21.18	13,663,314	0.00%	26.09%	to	27.86%

PMVAAA
2025	1.40%	to	1.65%	9,129	20.04	to	20.62	187,973	4.63%	12.34%	to	12.62%
2024	1.40%	to	1.65%	10,632	17.84	to	18.31	194,463	6.52%	2.04%	to	2.29%
2023	1.40%	to	1.65%	10,742	17.48	to	17.90	192,014	2.92%	6.38%	to	6.64%
2022	1.40%	to	2.65%	14,512	14.14	to	16.79	235,575	7.73%	-14.15%	to	-13.07%
2021	1.40%	to	2.65%	15,011	16.47	to	19.31	281,028	11.09%	13.20%	to	14.62%

PMVEBA
2025	1.40%			731	20.63			15,085	6.93%	13.38%
2024	1.40%			877	18.19			15,965	6.43%	6.02%
2023	1.40%			878	17.16			15,062	5.70%	9.56%
2022	1.40%			858	15.66			13,435	4.83%	-16.88%
2021	1.40%			887	18.84			16,712	4.49%	-3.92%

PMVFHA

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	1.40%			1,977	17.52			34,648	3.34%	2.50%
2024	1.40%			300	17.10			5,135	3.53%	3.99%
2023	1.40%			609	16.44			10,016	2.58%	7.50%
2022	1.40%			611	15.29			9,340	1.49%	-11.40%
2021	1.40%			611	17.26			10,542	1.54%	-3.32%

PMVGBA
2025	1.40%	to	1.95%	2,140	13.16	to	14.55	30,938	4.53%	10.58%	to	11.19%
2024	1.40%	to	1.95%	2,722	11.91	to	13.09	35,528	3.51%	-2.44%	to	-1.89%
2023	1.40%	to	1.95%	3,229	12.20	to	13.34	42,976	2.25%	3.23%	to	3.79%
2022	1.40%	to	1.95%	3,747	11.82	to	12.85	48,075	1.49%	-12.72%	to	-12.24%
2021	1.40%	to	1.95%	3,861	13.54	to	14.64	56,456	5.45%	-6.01%	to	-5.49%

PMVHYA
2025	1.40%	to	2.30%	4,842	19.46	to	22.39	107,558	6.29%	6.48%	to	7.44%
2024	1.40%	to	2.30%	5,334	18.28	to	20.84	110,430	5.84%	4.44%	to	5.39%
2023	1.40%	to	2.30%	6,101	17.50	to	19.78	119,981	5.68%	9.66%	to	10.65%
2022	1.40%	to	2.30%	7,227	15.96	to	17.87	128,605	4.99%	-12.32%	to	-11.53%
2021	1.40%	to	2.30%	40,087	18.20	to	20.20	809,240	4.46%	1.28%	to	2.19%

PMVLDA
2025	1.40%	to	2.30%	6,680	11.03	to	12.66	80,909	3.94%	3.12%	to	4.05%
2024	1.40%	to	2.30%	6,032	10.69	to	12.17	70,923	3.99%	2.11%	to	3.04%
2023	1.40%	to	2.30%	4,830	10.47	to	11.81	55,744	3.54%	2.58%	to	3.51%
2022	1.40%	to	2.30%	21,653	10.21	to	11.41	245,033	1.64%	-7.88%	to	-7.05%
2021	1.40%	to	2.30%	21,283	11.08	to	12.27	259,609	0.52%	-3.18%	to	-2.31%

PMVLGA
2025	1.40%	to	1.65%	3,721	14.45	to	14.87	55,291	3.27%	4.55%	to	4.81%
2024	1.40%			3,658	14.19			51,899	2.72%	-7.33%
2023	1.40%			4,459	15.31			68,254	2.38%	2.54%
2022	1.40%			4,788	14.93			71,491	2.02%	-29.86%
2021	1.40%	to	2.30%	8,346	19.22	to	21.29	174,400	1.58%	-6.95%	to	-6.11%

PMVRRA
2025	1.40%	to	2.50%	161,768	1.73	to	16.79	480,033	3.32%	5.18%	to	6.34%
2024	1.40%	to	2.50%	190,374	1.62	to	15.82	515,409	2.65%	-0.41%	to	0.70%
2023	1.40%	to	3.00%	202,286	1.61	to	15.75	550,147	2.99%	0.61%	to	2.23%
2022	1.40%	to	3.00%	213,445	1.58	to	15.45	562,645	6.93%	-14.50%	to	-13.13%
2021	1.40%	to	3.00%	244,342	1.82	to	17.83	891,189	4.98%	2.47%	to	4.12%

PMVRSA
2025	1.40%			2,372	8.45			20,034	2.90%	17.14%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	1.40%			2,785	7.21			20,079	2.22%	2.70%
2023	1.40%			2,874	7.02			20,178	16.05%	-9.13%
2022	1.40%			2,884	7.73			22,277	19.26%	7.11%
2021	1.40%			5,630	7.21			40,606	4.85%	31.49%

PMVTRA
2025	1.40%	to	2.80%	258,990	1.71	to	16.66	665,251	4.10%	5.88%	to	7.37%
2024	1.40%	to	2.80%	250,675	1.60	to	15.55	620,939	4.03%	-0.31%	to	1.10%
2023	1.40%	to	2.80%	328,457	1.58	to	15.42	812,201	3.56%	3.01%	to	4.45%
2022	1.40%	to	2.80%	374,387	1.51	to	14.80	831,231	2.61%	-16.66%	to	-15.49%
2021	1.40%	to	2.80%	337,380	1.79	to	17.56	1,075,668	1.82%	-3.99%	to	-2.64%

PVSTA
2025	1.40%	to	2.65%	28,027	10.29	to	12.69	345,717	4.49%	1.94%	to	3.22%
2024	1.40%	to	2.65%	31,814	10.09	to	12.30	381,963	5.00%	3.27%	to	4.57%
2023	1.40%	to	2.65%	27,102	9.77	to	11.76	313,094	4.42%	3.13%	to	4.42%
2022	1.40%	to	2.65%	38,512	9.48	to	11.26	425,286	1.64%	-2.76%	to	-1.54%
2021	1.40%	to	2.65%	44,424	9.75	to	11.44	499,518	1.11%	-2.67%	to	-1.45%

ROCMC
2025	1.40%	to	2.50%	7,232	5.13	to	49.85	82,723	0.00%	11.08%	to	12.31%
2024	1.40%	to	2.50%	7,719	4.57	to	44.49	88,966	0.00%	10.85%	to	12.08%
2023	1.40%	to	2.50%	5,535	4.08	to	39.80	71,090	0.00%	15.86%	to	17.14%
2022	1.40%	to	2.50%	8,632	3.48	to	34.06	78,866	0.00%	-24.35%	to	-23.51%
2021	1.40%	to	2.50%	9,097	4.55	to	44.64	116,761	0.00%	26.77%	to	28.17%

ROCSC
2025	1.40%	to	2.30%	37,931	5.31	to	51.62	316,702	1.81%	6.46%	to	7.42%
2024	1.40%	to	2.30%	46,491	4.95	to	48.18	352,850	1.17%	1.04%	to	1.96%
2023	1.40%	to	2.30%	52,350	4.85	to	47.37	380,252	0.88%	23.07%	to	24.18%
2022	1.40%	to	2.30%	53,899	3.91	to	38.24	323,221	0.40%	-11.26%	to	-10.46%
2021	1.40%	to	2.30%	54,970	4.36	to	42.81	367,674	1.31%	25.89%	to	27.03%

TAVV
2025	1.40%	to	2.30%	168,232	4.07	to	39.59	891,997	2.26%	31.78%	to	32.97%
2024	1.40%	to	2.30%	178,899	3.06	to	29.85	716,221	2.54%	-4.51%	to	-3.64%
2023	1.40%	to	2.30%	198,825	3.18	to	31.05	804,353	2.33%	18.07%	to	19.14%
2022	1.40%	to	2.30%	206,455	2.67	to	26.13	721,565	1.48%	13.47%	to	14.50%
2021	1.40%	to	2.30%	213,579	2.33	to	22.88	665,334	0.70%	19.29%	to	20.37%

VWBF
2025	1.40%	to	2.65%	26,153	2.24	to	20.77	82,828	5.32%	15.40%	to	16.85%
2024	1.40%	to	2.65%	27,677	1.92	to	17.82	73,771	7.33%	0.07%	to	1.34%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	1.40%	to	2.65%	55,719	1.89	to	17.63	126,017	3.93%	8.50%	to	9.86%
2022	1.40%	to	2.65%	65,567	1.72	to	16.09	155,725	4.41%	-9.36%	to	-8.22%
2021	1.40%	to	2.65%	68,911	1.88	to	17.57	188,599	5.19%	-6.56%	to	-5.39%

VWEM
2025	1.40%	to	2.25%	75,960	3.61	to	36.74	392,434	0.71%	27.04%	to	28.12%
2024	1.40%	to	2.25%	79,606	2.82	to	28.75	326,347	1.68%	-1.06%	to	-0.21%
2023	1.40%	to	2.25%	98,398	2.82	to	28.88	383,512	3.60%	7.34%	to	8.25%
2022	1.40%	to	2.25%	111,474	2.61	to	26.74	390,268	0.28%	-26.06%	to	-25.42%
2021	1.40%	to	2.25%	121,927	3.50	to	35.95	567,282	0.88%	-13.83%	to	-13.09%

VWHA
2025	1.40%	to	3.00%	71,235	4.12	to	34.13	392,882	2.51%	32.45%	to	34.59%
2024	1.40%	to	3.00%	71,615	3.06	to	25.42	292,540	2.54%	-5.72%	to	-4.19%
2023	1.40%	to	3.00%	82,514	3.20	to	26.60	340,501	2.78%	-6.43%	to	-4.92%
2022	1.40%	to	3.00%	98,969	3.36	to	28.05	468,952	1.52%	5.20%	to	6.89%
2021	1.40%	to	3.00%	150,447	3.14	to	26.30	554,243	0.44%	15.41%	to	17.27%

PIHYB2
2025	1.40%	to	2.15%	1,349	19.44	to	21.88	28,686	5.77%	5.63%	to	6.42%
2024	1.40%	to	2.15%	1,593	18.40	to	20.56	32,012	5.50%	6.15%	to	6.96%
2023	1.40%	to	2.15%	1,837	17.34	to	19.22	34,667	5.33%	8.66%	to	9.47%
2022	1.40%	to	2.15%	1,874	15.95	to	17.56	32,356	4.82%	-13.32%	to	-12.67%
2021	1.40%	to	2.15%	2,010	18.41	to	20.11	39,833	4.89%	3.20%	to	3.98%

PIVEI2
2025	1.40%	to	2.65%	47,555	3.86	to	37.51	286,931	2.01%	8.23%	to	9.59%
2024	1.40%	to	2.65%	49,290	3.52	to	34.32	273,129	1.89%	8.05%	to	9.42%
2023	1.40%	to	3.00%	66,004	3.22	to	32.40	316,250	1.62%	4.01%	to	5.69%
2022	1.40%	to	3.00%	95,862	3.05	to	30.77	420,617	1.53%	-10.66%	to	-9.22%
2021	1.40%	to	3.00%	107,089	3.36	to	34.04	540,587	1.22%	21.63%	to	23.59%

PIVF2
2025	1.40%	to	2.50%	17,783	5.51	to	54.80	178,332	0.22%	20.04%	to	21.37%
2024	1.40%	to	2.50%	19,009	4.54	to	45.65	158,379	0.43%	19.28%	to	20.60%
2023	1.40%	to	2.50%	18,764	3.76	to	40.41	136,549	0.60%	25.42%	to	26.80%
2022	1.40%	to	2.50%	19,021	2.97	to	32.11	125,787	0.40%	-21.66%	to	-20.79%
2021	1.40%	to	2.50%	19,002	3.75	to	40.85	161,245	0.10%	24.50%	to	25.87%

PIVMV2
2025	1.40%	to	2.15%	1,153	29.12	to	32.78	36,819	1.83%	8.50%	to	9.31%
2024	1.40%	to	2.15%	1,153	26.84	to	29.99	33,736	1.66%	8.28%	to	9.10%
2023	1.40%	to	2.15%	1,332	24.79	to	27.49	35,895	1.70%	9.82%	to	10.65%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	1.40%	to	2.15%	1,332	22.57	to	24.85	32,487	1.35%	-7.88%	to	-7.19%
2021	1.40%	to	2.15%	1,383	24.51	to	26.77	36,422	0.80%	26.62%	to	27.58%

PIVSI2
2025	1.40%	to	2.30%	10,227	15.14	to	17.38	175,788	4.39%	8.33%	to	9.31%
2024	1.40%	to	2.30%	11,187	13.98	to	15.90	176,325	4.03%	1.49%	to	2.41%
2023	1.40%	to	2.30%	10,314	13.77	to	15.53	158,839	3.61%	5.62%	to	6.57%
2022	1.40%	to	2.30%	12,613	13.04	to	14.57	181,861	2.88%	-14.82%	to	-14.05%
2021	1.40%	to	2.30%	13,007	15.30	to	16.95	218,260	3.04%	-0.58%	to	0.31%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2025 Statutory Financial Statements and Supplemental Schedules

FOR THE YEAR ENDED December 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for the each of the years in the three-year period ended December 31, 2025, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

                                   KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

                                   International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulations S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 22, 2026

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,

(in thousands, except share amounts)	2025	2024
Admitted assets

Invested assets

Bonds	$544,537	$538,081

Stocks	1,990	9,991

Mortgage loans, net of allowance	669	984

Policy loans	3,560	3,831

Cash, cash equivalents and short-term investments	32,486	19,645

Other invested assets	1,968	-
Total invested assets	$585,210	$572,532

Accrued investment income	5,420	5,773

Deferred federal income tax assets, net	8,836	9,561

Other assets	12,792	8,309

Separate account assets	14,305,570	12,061,568
Total admitted assets	$14,917,828	$12,657,743

Liabilities, capital and surplus

Liabilities

Future policy benefits and claims	$249,644	$258,023

Funds withheld and other payables on reinsurance	107,151	114,593

Asset valuation reserve	5,199	5,029

Reinsurance in unauthorized company	7,421	9,218

Other liabilities	35,262	35,591

Separate account liabilities	14,305,570	12,061,568
Total liabilities	$14,710,247	$12,484,022

Capital and surplus

Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding -1,043,565 shares)	$5,009	$5,009

Special surplus funds	894	834

Additional paid-in capital	42,165	42,165

Unassigned surplus	159,513	125,713

Total capital and surplus	$207,581	$173,721

Total liabilities, capital and surplus	$14,917,828	$12,657,743

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Years ended December 31,
(in thousands)	2025	2024	2023

Revenues

Premiums and annuity considerations	$1,574,624	$1,348,190	$901,655

Net investment income	26,295	24,325	22,311

Policyholder fee income	29,455	26,482	23,241

Other revenues	1,251	2,150	1,854

Total revenues	$1,631,625	$1,401,147	$949,061

Benefits and expenses

Benefits to policyholders and beneficiaries	$1,095,078	$926,596	$817,326

Decrease in reserves for future policy benefits and claims	(13,408)	(13,935)	(9,017)

Net transfers to separate accounts	503,301	445,603	104,692

Decrease in funds withheld	5,524	5,901	4,944

Other expenses	954	2,384	4,428

Total benefits and expenses	$1,591,449	$1,366,549	$922,373

Income before federal income tax (benefit) expense and net realized capital gains (losses) on investments	$40,176	$34,598	$26,688

Federal income tax (benefit) expense	(735)	3,068	(9,917)

Income before net capital gains (losses) on investments	$40,911	$31,530	$36,605

Net realized capital gains (losses) on investments, net of federal income tax expense (benefit) of $11, $(65) and $(174) in 2025, 2024 and 2023, respectively, and excluding $(1,012), $(258) and $(1,248) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	40	242	(935)

Net income	$40,951	$31,772	$35,670

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2022	$5,009	$-	$42,165	$71,735	$118,909

Net income	-	-	-	35,670	35,670

Change in asset valuation reserve	-	-	-	(176)	(176)

Change in net unrealized capital gains and losses net of tax expense of $49	-	-	-	1,001	1,001

Change in deferred income taxes	-	-	-	(6,435)	(6,435)

Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	503	-	2,324	2,827

Change in liability for reinsurance in unauthorized company	-	-	-	(9,928)	(9,928)
Balance as of December 31, 2023	$5,009	$503	$42,165	$94,191	$141,868

Net income	-	-	-	31,772	31,772

Change in asset valuation reserve	-	-	-	(1,020)	(1,020)

Change in net unrealized capital gains and losses net of tax expense of $14	-	-	-	503	503

Change in deferred income taxes	-	-	-	1,377	1,377

Change in nonadmitted assets	-	-	-	(1,489)	(1,489)

Change in liability for reinsurance in unauthorized company	-	-	-	710	710

Other, net	-	331	-	(331)	-
Balance as of December 31, 2024	$5,009	$834	$42,165	$125,713	$173,721

Net income	-	-	-	40,951	40,951

Change in asset valuation reserve	-	-	-	(170)	(170)

Change in net unrealized capital gains and losses net of tax expense of $7	-	-	-	(359)	(359)

Change in deferred income taxes	-	-	-	1,010	1,010

Change in nonadmitted assets	-	-	-	(1,719)	(1,719)

Change in liability for reinsurance in unauthorized company	-	-	-	1,796	1,796

Dividends to Nationwide Life Insurance Company	-	-	-	(7,649)	(7,649)

Other, net	-	60	-	(60)	-
Balance as of December 31, 2025	$5,009	$894	$42,165	$159,513	$207,581

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Years ended December 31,
(in thousands)	2025	2024	2023

Cash flows from operating activities:

Premiums collected, net of reinsurance	$1,574,624	$1,348,190	$901,655

Net investment income	25,342	22,898	21,055

Other revenue	30,447	27,212	24,983

Policy benefits and claims paid	(1,094,740)	(925,524)	(817,922)

Commissions, operating expenses and taxes, other than federal income tax paid	(5,490)	(8,338)	(8,291)

Net transfers to separate accounts	(503,279)	(445,576)	(104,668)

Federal income taxes (paid) recovered	(749)	9,192	(122)
Net cash provided by operating activities	$26,155	$28,054	$16,690

Cash flows from investing activities:

Proceeds from investments sold, matured or repaid:

Bonds and stocks	$114,957	$61,685	$43,820

Mortgage loans	315	818	2,552

Other assets	-	-	2
Total investment proceeds	$115,272	$62,503	$46,374

Cost of investments acquired:

Bonds and stocks	$(123,038)	$(83,480)	$(111,362)

Other assets	-	(2)	-
Total investments acquired	$(123,038)	$(83,482)	$(111,362)

Net decrease in policy loans	269	469	295
Net cash used in investing activities	$(7,497)	$(20,510)	$(64,693)

Cash flows from financing activities and miscellaneous sources:

Net change in deposits on deposit-type contract funds and other insurance liabilities	$5,042	$(6,271)	$5,745

Other cash (used) provided	(10,859)	7,845	585
Net cash (used in) provided by financing activities and miscellaneous sources	$(5,817)	$1,574	$6,330

Net increase (decrease) in cash, cash equivalents and short-term investments	$12,841	$9,118	$(41,673)

Cash, cash equivalents and short-term investments at beginning of year	19,645	10,527	52,200
Cash, cash equivalents and short-term investments at end of year	$32,486	$19,645	$10,527

Supplemental disclosure of non-cash activities:

Dividend of subsidiary common stock to stockholder	$7,649	$-	$-

Exchange of bond investment to bond investment	$7,299	$2,004	$26,508

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of JNL’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc., a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company primarily markets variable annuities, including a flat insurance fee-based variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from United States (“U.S.”) generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with statutory accounting principles (“SAP”) prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Other invested assets. Other invested assets consist of surplus notes. Surplus notes are generally stated at amortized cost, except those with a NAIC designation of “3” through “6” which are stated at the lower of amortized cost or fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets, in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital (“RBC”) greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company does not have derivative investments. As of December 31, 2025 and 2024, the Company has $894 and $834, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Reconciliation to Annual Statutory Financial Statements

Subsequent to the filing of the Company’s annual statutory financial statements, the Company identified an understatement in its disclosure of separate account reserves presented within Note 32D of the annual statutory financial statements. This resulted in a difference of $33,576 between the annual statutory financial statements and these audited statutory financial statements in the disclosure of annuity reserves within the separate accounts, net, in Note 3 as of December 31, 2025.

Subsequent Events

The Company evaluated subsequent events through April 22, 2026, the date the statutory financial statements were issued.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2025
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,503	$-	$2,503	0%
At book value less current surrender charge of 5% or more	113	-	-	113	0%
At fair value	-	-	14,266,505	14,266,505	98%
Total with market value adjustment or at fair value	$113	$2,503	$14,266,505	$14,269,121	98%
At book value without adjustment (minimal or no charge or adjustment)	246,769	-	-	246,769	2%
Not subject to discretionary withdrawal	11,781	-	414	12,195	0%
Total, gross	$258,663	$2,503	$14,266,919	$14,528,085	100%
Less: Reinsurance ceded	(111,510)	-	-	(111,510)
Total, net	$147,153	$2,503	$14,266,919	$14,416,575
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$28	$-	$-	$28

December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,581	$-	$2,581	0%
At book value less current surrender charge of 5% or more	150	-	-	150	0%
At fair value	-	-	12,026,525	12,026,525	98%
Total with market value adjustment or at fair value	$150	$2,581	$12,026,525	$12,029,256	98%
At book value without adjustment (minimal or no charge or adjustment)	260,047	-	-	260,047	2%
Not subject to discretionary withdrawal	13,047	-	187	13,234	0%
Total, gross	$273,244	$2,581	$12,026,712	$12,302,537	100%
Less: Reinsurance ceded	(118,674)	-	-	(118,674)
Total, net	$154,570	$2,581	$12,026,712	$12,183,863
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$7	$-	$-	$7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non-guaranteed	Total	% of Total
December 31, 2025
Subject to discretionary withdrawal:
At fair value	$-	$33,576	$33,576	46%
Total with market value adjustment or at fair value	$-	$33,576	$33,576	46%
At book value without adjustment (minimal or no charge or adjustment)	38,916	-	38,916	54%
Total, gross	$38,916	$33,576	$72,492	100%
Less: Reinsurance ceded	(1,081)	-	(1,081)
Total, net	$37,835	$33,576	$71,411

December 31, 2024
Subject to discretionary withdrawal:
At fair value	$-	$32,182	$32,182	42%
Total with market value adjustment or at fair value	$-	$32,182	$32,182	42%
At book value without adjustment (minimal or no charge or adjustment)	44,915	$-	$44,915	58%
Total, gross	$44,915	$32,182	$77,097	100%
Less: Reinsurance ceded	(1,076)	-	(1,076)
Total, net	$43,839	$32,182	$76,021

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total
December 31, 2025
At book value without adjustment (minimal or no charge or adjustment)	$58,153	78%
Not subject to discretionary withdrawal	16,255	22%
Total, gross	$74,408	100%
Less: Reinsurance ceded	(9,752)
Total, net	$64,656
December 31, 2024
At book value without adjustment (minimal or no charge or adjustment)	$56,136	81%
Not subject to discretionary withdrawal	13,324	19%
Total, gross	$69,460	100%
Less: Reinsurance ceded	(9,846)
Total, net	$59,614

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2025	2024
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$173,676	$185,754
Supplemental contracts with life contingencies, net	11,312	12,655
Deposit-type contracts	64,656	59,614
Subtotal	$249,644	$258,023

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	14,302,998	12,061,475
Subtotal	$14,302,998	$12,061,475
Total annuity actuarial reserves and deposit fund liabilities, net	$14,552,642	$12,319,498

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2025
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$74,080	$130,324	$133,150
Subtotal	$74,080	$130,324	$133,150
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	2,987
Accidental death benefits	-	-	6
Disability - active lives	-	-	14
Disability - disabled lives	-	-	1,211
Miscellaneous reserves	-	-	1,457
Total, gross	$74,080	$130,324	$138,825
Less: Reinsurance ceded	(74,080)	(130,324)	(138,825)
Total, net	$-	$-	$-

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$79,437	$139,873	$140,920
Subtotal	$79,437	$139,873	$140,920
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	3,704
Accidental death benefits	-	-	7
Disability - active lives	-	-	20
Disability - disabled lives	-	-	2,771
Miscellaneous reserves	-	-	1,559
Total, gross	$79,437	$139,873	$148,981
Less: Reinsurance ceded	(79,437)	(139,873)	(148,981)
Total, net	$-	$-	$-

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		December 31, 2024
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Variable annuities	$14,305,570	$-	$12,061,568	$-
Total	$14,305,570	$-	$12,061,568	$-

No amounts have been paid towards separate account guarantees by the general account and no related risk charges have been paid by the separate account for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

Separate accounts held by the Company primarily relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2025

Premiums, considerations or deposits	$-	$1,580,201	$1,580,201
Reserves

For accounts with assets at:

Fair value	$2,503	$14,300,495	$14,302,998
Total reserves[1]	$2,503	$14,300,495	$14,302,998
By withdrawal characteristics:

With market value adjustment	$2,503	$-	$2,503

At fair value	-	14,300,081	14,300,081
Subtotal	$2,503	$14,300,081	$14,302,584

Not subject to discretionary withdrawal	-	414	414
Total reserves[1]	$2,503	$14,300,495	$14,302,998

1

The total reserves balance does not equal the liabilities related to separate accounts of $14,305,570 in the statutory statements of admitted assets, liabilities, capital and surplus by $2,572, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2024

Premiums, considerations or deposits	$-	$1,350,060	$1,350,060
Reserves

For accounts with assets at:

Fair value	$2,581	$12,058,894	$12,061,475
Total reserves[1]	$2,581	$12,058,894	$12,061,475
By withdrawal characteristics:

With market value adjustment	$2,581	$-	$2,581

At fair value	-	12,058,707	12,058,707
Subtotal	$2,581	$12,058,707	$12,061,288

Not subject to discretionary withdrawal	-	187	187
Total reserves[1]	$2,581	$12,058,894	$12,061,475

1

The total reserves balance does not equal the liabilities related to separate accounts of $12,061,568 in the statutory statements of admitted assets, liabilities, capital and surplus by $93, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2025	2024	2023
Net transfers as reported in the statutory statements of operations of the separate accounts:

Transfers to separate accounts	$1,580,201	$1,350,060	$897,590

Transfers from separate accounts	(1,070,881)	(903,226)	(795,025)
Net transfers to separate accounts	$509,320	$446,834	$102,565

Reconciling adjustments:

Exchange accounts and fees not included in the general account transfers	(5,854)	(978)	2,321

Other miscellaneous adjustments not included in the general account balance	(165)	(253)	(194)
Net transfers as reported in the statutory statements of operations	$503,301	$445,603	$104,692

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2025
Bonds:

Issuer credit obligations:

U.S. Government obligations	$16,006	$55	$194	$15,867

Non-U.S. Sovereign jurisdiction securities	1,505	—	145	1,360

Municipal bonds – special revenue	10,538	14	734	9,818

Corporate bonds (unaffiliated)	391,263	5,770	9,735	387,298

Single entity backed obligations (unaffiliated)	4,710	—	749	3,961

Bonds issued by funds representing operating entities	7,061	19	43	7,037
Total issuer credit obligations	$431,083	$5,858	$11,600	$425,341

Asset backed-securities:

Financial – self-liquidating agency residential mortgage-backed securities – guaranteed	2,723	41	—	2,764

Agency residential mortgage-backed securities – not/partially guaranteed	54,734	148	1,391	53,491

Non-agency residential mortgage-backed securities (unaffiliated)	16,118	388	259	16,247

Non-agency commercial mortgage-backed securities (unaffiliated)	31,906	49	2,691	29,264

Non-agency – CLOs/CBOs/CDOs (unaffiliated)	4,087	10	2	4,095

Other financial – self-liquidating (unaffiliated)	2,489	6	52	2,443

Non-financial – practical expedient lease-backed securities (unaffiliated)	1,397	—	34	1,363

Total asset-backed securities	$113,454	$642	$4,429	$109,667

Total bonds	$544,537	$6,500	$16,029	$535,008

Preferred stocks unaffiliated	$1,990	$—	$—	$1,990

Total unaffiliated stocks	$1,990	$—	$—	$1,990

Total bonds and unaffiliated stocks	$546,527	$6,500	$16,029	$536,998

December 31, 2024

Bonds:

U.S. Government	$7,833	$—	$434	$7,399

States, territories and possessions	993	—	139	854

Political subdivisions and special revenues	12,396	1	842	11,555

Industrial and miscellaneous	439,272	1,732	17,783	423,221

Loan-backed and structured securities	77,587	451	5,518	72,520
Total bonds	$538,081	$2,184	$24,716	$515,549

Preferred stocks unaffiliated	$1,956	$—	$—	$1,956

Total unaffiliated stocks[1]	$1,956	$—	$—	$1,956

Total bonds and unaffiliated stocks	$540,037	$2,184	$24,716	$517,505

1	Excludes affiliated common stocks with a carrying value of $8,035 as of December 31, 2024. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law was $10,379 and $10,271 as of December 31, 2025 and 2024, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in thousands)	Carrying value	Fair value
Bonds:

Due in one year or less	$37,643	$37,623

Due after one year through five years	185,460	188,133

Due after five years through ten years	108,242	108,822

Due after ten years through twenty years	121,886	115,498

Due after twenty years	91,306	84,932
Total bonds	$544,537	$535,008

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2025

Bonds:

Issuer credit obligations	$31,965	$200	$159,382	$11,400	$191,347	$11,600

Asset-backed securities	26,492	208	37,045	4,221	63,537	4,429
Total bonds	$58,457	$408	$196,427	$15,621	$254,884	$16,029
Preferred stocks unaffiliated	$-	$-	$976	$24	$976	$24
Total bonds and unaffiliated stocks	$58,457	$408	$197,403	$15,645	$255,860	$16,053

December 31, 2024

Bonds:

U.S. Government	$-	$-	$7,399	$434	$7,399	$434

States, territories and possessions	-	-	854	139	854	139

Political subdivisions	2,237	63	7,717	779	9,954	842

Industrial and miscellaneous	164,679	2,099	169,215	15,684	333,894	17,783

Loan-backed and structured securities	13,584	167	47,511	5,351	61,095	5,518
Total bonds	$180,500	$2,329	$232,696	$22,387	$413,196	$24,716
Preferred stocks unaffiliated	$-	$-	$946	$54	$946	$54
Total bonds and unaffiliated stocks	$180,500	$2,329	$233,642	$22,441	$414,142	$24,770

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities that have been identified as having other-than-temporary impairments.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,

(in thousands)	2025	2024	2023
Bonds	$24,400	$23,151	$19,917

Preferred stocks	113	218	339

Common stocks	-	51	222

Mortgage loans	50	71	169

Policy loans	217	247	270

Other	2,043	1,124	1,867

Gross investment income	$26,823	$24,862	$22,784

Investment expenses	(528)	(537)	(473)

Net investment income	$26,295	$24,325	$22,311

There was no investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $5,420 and $5,773, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,

(in thousands)	2025	2024	2023

Net realized capital losses on sales and maturities	$(961)	$(81)	$(1,282)

Other-than-temporary impairments and other	-	-	(1,075)

Total net realized capital losses	$(961)	$(81)	$(2,357)

Tax expense (benefit) on realized losses	11	(65)	(174)

Net realized capital losses, net of tax	$(972)	$(16)	$(2,183)

Less: Net realized losses transferred to the IMR	(1,012)	(258)	(1,248)

Net realized capital gains (losses), net of tax and transfers to the IMR	$40	$242	$(935)

For the year ended December 31, 2025, the gross realized gains and gross realized losses on sales of bonds were $89 and $1,150, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $268 and $437 , respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $38 and $1,320 , respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Restricted Assets

The following table summarizes the total admitted restricted assets for the year ended December 31, 2025.

	Total admitted restricted assets

(in thousands)	2025	2024
On deposit with states	$10,379	$10,271

Assets held under funds withheld reinsurance agreements	106,538	114,018
Total restricted assets	$116,917	$124,289

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of the dates indicated:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2025

Assets

Preferred stocks unaffiliated	$-	$1,990	$-	$1,990

Separate account assets	14,305,570	-	-	14,305,570
Assets at fair value	$14,305,570	$1,990	$-	$14,307,560

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2024

Assets

Preferred stocks unaffiliated	$-	$1,956	$-	$1,956

Separate account assets	12,061,568	-	-	12,061,568
Assets at fair value	$12,061,568	$1,956	$-	$12,063,524

The following table summarizes the carrying value and fair value of the Company’s assets not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

		Fair Value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2025
Assets

Issuer credit obligations[1]	$15,867	$401,297	$8,177	$425,341	$431,083

Asset-backed securities	-	109,667	-	109,667	113,454
Total bonds	$15,867	$510,964	$8,177	$535,008	$544,537

Mortgage loans, net of allowance	-	-	669	669	669

Policy loans	-	-	3,560	3,560	3,560

Cash, cash equivalents and short-term investments	(2,965)	35,451	-	32,486	32,486

Other invested assets	-	1,851	-	1,851	1,968
Total assets	$12,902	$548,266	$12,406	$573,574	$583,220

		Fair Value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets

Bonds[1]	$7,398	$499,091	$9,060	$515,549	$538,081

Mortgage loans, net of allowance	-	-	984	984	984

Policy loans	-	-	3,831	3,831	3,831

Cash, cash equivalents and short-term investments	4,036	15,609	-	19,645	19,645
Total assets	$11,434	$514,700	$13,875	$540,009	$562,541

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) reinsurance agreement, as disclosed in Note 8, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2025
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$30,108	$2	$30,110
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$30,108	$2	$30,110
Less: Deferred tax assets nonadmitted	20,640	-	20,640
Net admitted deferred tax assets	$9,468	$2	$9,470
Less: Deferred tax liabilities	30	604	634
Net admitted deferred tax assets (liabilities)	$9,438	$(602)	$8,836

	December 31, 2024
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$28,944	$73	$29,017
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$28,944	$73	$29,017
Less: Deferred tax assets nonadmitted	18,912	-	18,912
Net admitted deferred tax assets	$10,032	$73	$10,105
Less: Deferred tax liabilities	38	506	544
Net admitted deferred tax assets (liabilities)	$9,994	$(433)	$9,561

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2025	2024	Change
Adjusted gross deferred tax assets	$30,110	$29,017	$1,093
Total deferred tax liabilities	634	544	90
Net deferred tax assets	$29,476	$28,473	$1,003
Less: Tax effect of unrealized gains and losses			(7)
Change in deferred income tax			$1,010

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2025
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$8,835	$1	$8,836
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	633	1	634
Admitted deferred tax assets	$9,468	$2	$9,470

	December 31, 2024
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$9,561	$-	$9,561
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	471	73	544
Admitted deferred tax assets	$10,032	$73	$10,105

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $29,812 and $24,624, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $198,745 and $164,159 as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 2,530% and 2,049% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2025
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	1.39%	0.00%	1.39%
Net admitted adjusted gross deferred tax assets	3.99%	0.00%	3.99%

The Company’s tax planning strategies did not include the use of reinsurance for the years ended December 31, 2025 and 2024.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2025 and 2024.

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2025	2024	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$195	$295	$(100)
Deferred acquisition costs	29,853	27,753	2,100
Net operating loss carry-forward	-	431	(431)
Tax credit carry-forward	-	403	(403)
Other	60	62	(2)
Subtotal	$30,108	$28,944	$1,164
Nonadmitted	$(20,640)	$(18,912)	$(1,728)
Admitted ordinary deferred tax assets	$9,468	$10,032	$(564)
Capital:
Investments	$2	$73	$(71)
Subtotal	$2	$73	$(71)
Admitted capital deferred tax assets	$2	$73	$(71)
Admitted deferred tax assets	$9,470	$10,105	$(635)

Deferred tax liabilities
Ordinary:
Investments	$(3)	$(3)	$-
Other	(27)	(35)	8
Subtotal	$(30)	$(38)	$8
Capital:
Investments	$(604)	$(506)	$(98)
Subtotal	$(604)	$(506)	$(98)
Deferred tax liabilities	$(634)	$(544)	$(90)
Net deferred tax assets	$8,836	$9,561	$(725)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2025 and 2024.

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2025	2024	2023
Current income tax (benefit) expense	$(725)	$3,003	$(10,091)
Change in deferred income tax (without tax on unrealized gains and losses)	(1,010)	(1,377)	6,435
Total income tax (benefit) expense reported	$(1,735)	$1,626	$(3,656)

Income before income and capital gains taxes	$40,227	$34,775	$25,579
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$8,448	$7,303	$5,372
Decrease in actual tax reported resulting from:
Tax credits	$(4,610)	$(2,118)	$(2,030)
Dividends received deduction	(4,370)	(3,372)	(6,645)
Amortization of interest maintenance reserve	(232)	(100)	(353)
Other	(971)	(87)	-
Total income tax (benefit) expense reported	$(1,735)	$1,626	$(3,656)

There were no federal income taxes incurred that are available for recoupment in the event of future net losses as of December 31, 2025.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Insurance Company of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide GSC Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Insurance Company

Nationwide Life and Benefits Insurance Company

Nationwide Life Insurance Company

Nationwide Property & Casualty Insurance Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NSM Sales Corporation

Registered Investment Advisors Services, Inc.

Retention Alternatives, Ltd.

Retention Alternatives Ltd. In Respect of Cell No. 1

Segregated Account

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(8)	Reinsurance

The Company reinsures 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $138,860 and $150,047 as of December 31, 2025 and 2024, respectively. Protective, WNIC and Conseco provide for full servicing of these policies.

The Company previously issued simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. The Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re U.S. Holdings, Inc. (“Wilton Re”). Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $106,607 and $113,558 as of December 31, 2025 and 2024, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company, consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

(9)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as part of its ongoing operations. The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. Pursuant to a cost sharing agreement between the companies, the amounts associated with these services are subject to allocation based on standard allocation techniques and procedures acceptable under general cost accounting techniques and procedures in conformity with NAIC statutory accounting principles. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, pro rata share of employees or their salaries and other methods agreed to by the participating companies. The Company does not believe amounts recognized under the intercompany agreement are materially different than what would have been recognized had the Company operated on a stand-alone basis. During 2025, 2024 and 2023, the Company’s operating expenses allocated under these agreements were $21,187, $22,192 and $21,696, respectively.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were immaterial as of December 31, 2025 and 2024 and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $18,174 and $17,493 as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company has entered into two servicing agreements with its affiliate, Nationwide Investment Services Corporation (“NISC”) as successor to Jefferson National Securities Corporation. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable annuity contracts through NISC and the Company agrees to reimburse NISC for all variable annuity commissions paid. The Distribution Agreement stipulates that NISC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse NISC for the costs it incurs to distribute these contracts. The total amounts reimbursed in 2025, 2024 and 2023 under these agreements were immaterial.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Amounts on deposit with NCMC for the benefit of the Company were $35,450 and $15,609 as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $27,410 and $13,968, respectively, of cash and cash equivalents, with the remaining amounts in short-term investments.

On July 1, 2025, the Company paid a dividend distribution to NLIC that was declared on June 4, 2025. The distribution, which was recorded at a cost of $7,649, consisted of the outstanding common stock of JNLNY.

Pursuant to a financial support agreement, NLIC agrees to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(10)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(11)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory surplus as of December 31, 2025 was $202,572 and statutory net gain from operations before realized capital gains or losses for 2025 was $40,911. As of January 1, 2026, the Company had the ability to pay dividends of $40,911 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I	Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in thousands)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Fixed maturities:
	Bonds:
	U.S. government and agencies	$16,006	$15,867	$16,006
	Obligations of states and political subdivisions	9,737	9,136	9,737
	Foreign governments	994	908	994
	Public utilities	60,612	60,137	60,612
	All other corporate, mortgage-backed and asset-backed securities	457,188	448,960	457,188
	Total fixed maturities	$544,537	$535,008	$544,537
	Equity securities:
	Nonredeemable preferred stocks	$1,990	$1,990	$1,990
	Total equity securities	$1,990	$1,990	$1,990
	Mortgage loans	$669		$669
	Cash, cash equivalents and short-term investments	32,486		32,486
	Policy loans[1]	3,828		3,560
	Other long-term investments	1,968		1,968
	Total invested assets	$585,478		$585,210

1	Difference from Column B is due to $268 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV	Reinsurance

As of December 31, 2025, 2024 and 2023 and for each of the years then ended:

(in thousands)
Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2025
Life insurance in force	$710,347	$(710,347)	$-	$-	0%
Life insurance premiums[1]	$9,275	$(9,275)	$-	$-	0%

2024
Life insurance in force	$781,802	$(781,802)	$-	$-	0%
Life insurance premiums[1]	$9,902	$(9,902)	$-	$-	0%

2023
Life insurance in force	$862,903	$(862,903)	$-	$-	0%
Life insurance premiums[1]	$10,457	$(10,457)	$-	$-	0%

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.